KEMPER
STATE TAX-FREE
INCOME SERIES

SEMIANNUAL REPORT TO SHAREHOLDERS FOR THE PERIOD ENDED FEBRUARY 28, 1997

CALIFORNIA TAX-FREE
INCOME FUND

MICHIGAN TAX-FREE
INCOME FUND

OHIO TAX-FREE
INCOME FUND

TEXAS TAX-FREE
INCOME FUND

                  " . . .    At the end of February, yields
             were somewhat lower than they had been at the start
            of the period. This had a modestly positive effect on
                            municipal securities."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
4
Economic Overview
6
Performance Update
7
Terms to Know
8
California's Portfolio Statistics and
Portfolio of Investments
14
Michigan's Portfolio Statistics and
Portfolio of Investments
17
Ohio's Portfolio Statistics and
Portfolio of Investments
20
Texas' Portfolio Statistics and
Portfolio of Investments
23
Financial Statements
26
Notes to Financial Statements
32
Financial Highlights


AT A GLANCE
--------------------------------------------------------------------------------
KEMPER STATE TAX-FREE INCOME FUNDS' TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1997
(UNADJUSTED FOR SALES CHARGE):

                                 [BAR GRAPH]
--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------

CLASS A                                                         4.37%
CLASS B                                                         3.93%
CLASS C                                                         3.80%
LIPPER CALIFORNIA TAX-FREE INCOME FUNDS CATEGORY AVERAGE*       4.76%

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------

CLASS A                                                         4.30%
CLASS B                                                         3.93%
CLASS C                                                         3.91%
LIPPER MICHIGAN TAX-FREE INCOME FUNDS CATEGORY AVERAGE*         4.56%


--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

CLASS A                                                         4.20%
CLASS B                                                         3.78%
CLASS C                                                         3.80%
LIPPER OHIO TAX-FREE INCOME FUNDS CATEGORY AVERAGE*             4.55%


--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------

CLASS A                                                         4.33%
CLASS B                                                         3.91%
CLASS C                                                         3.92%
LIPPER TEXAS TAX-FREE INCOME FUNDS CATEGORY AVERAGE*            4.74%


Returns are historical and do not represent performance. Returns and net asset value fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.

--------------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 2/28/97   8/31/96
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS A               $ 7.40    $ 7.31
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS B               $ 7.41    $ 7.32
--------------------------------------------------------------------------------
KEMPER CALIFORNIA TAX-FREE
INCOME FUND CLASS C               $ 7.39    $ 7.31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 2/28/97   8/31/96
--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME
FUND CLASS A                      $ 10.03   $ 9.92
--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME
FUND CLASS B                      $ 10.02   $ 9.91
--------------------------------------------------------------------------------
KEMPER MICHIGAN TAX-FREE INCOME
FUND CLASS C                      $ 10.02   $ 9.91
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 2/28/97   8/31/96
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS A                      $ 10.08   $ 9.93
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS B                      $ 10.08   $ 9.93
--------------------------------------------------------------------------------
KEMPER OHIO TAX-FREE INCOME
FUND CLASS C                      $ 10.08   $ 9.93
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 2/28/97   8/31/96
--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS A                      $ 10.29   $ 10.36
--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS B                      $ 10.29   $ 10.36
--------------------------------------------------------------------------------
KEMPER TEXAS TAX-FREE INCOME
FUND CLASS C                      $ 10.29   $ 10.36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AT A GLANCE

KEMPER TAX-FREE INCOME FUND LIPPER RANKINGS*

COMPARED TO ALL OTHER FUNDS IN THEIR RESPECTIVE LIPPER CATEGORIES

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------

                          CLASS A             CLASS B             CLASS C
--------------------------------------------------------------------------------
 1-YEAR                #65 OF 98 FUNDS     #89 OF 98 FUNDS     #92 OF 98 FUNDS
--------------------------------------------------------------------------------
 5-YEAR                #23 OF 50 FUNDS           N/A                N/A
--------------------------------------------------------------------------------
 10-YEAR               #3 OF 30 FUNDS            N/A                N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------

                            CLASS A           CLASS B            CLASS C
--------------------------------------------------------------------------------
1-YEAR                 #27 OF 46 FUNDS    #43 OF 46 FUNDS     #42 OF 46 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

                           CLASS A            CLASS B             CLASS C
--------------------------------------------------------------------------------
1-YEAR                 #25 OF 52 FUNDS    #44 OF 52 FUNDS     #44 OF 52 FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------

                           CLASS A            CLASS B             CLASS C
--------------------------------------------------------------------------------
1-YEAR                 #5 OF 20 FUNDS     #13 OF 20 FUNDS     #14 OF 20 FUNDS
--------------------------------------------------------------------------------
5-YEAR                 #1 OF 6 FUNDS            N/A                 N/A
--------------------------------------------------------------------------------

* Lipper Analytical Services, Inc. returns and rankings are based upon changes in net asset value with all dividends reinvested and do not include the effect of sales charges and, if they had, results may have been less favorable. Returns and rankings are historical and do not reflect future performance. The funds are compared to their respective Lipper categories as follows: California Municipal Debt, Michigan Municipal Debt, Ohio Municipal Debt and Texas Municipal Debt.

--------------------------------------------------------------------------------
DIVIDEND REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLES SHOW PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF FEBRUARY 28, 1997.

--------------------------------------------------------------------------------
CALIFORNIA
--------------------------------------------------------------------------------

                                       A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:                     $0.1892    $0.1579    $0.1583
--------------------------------------------------------------------------------
FEBRUARY
DIVIDEND:                              $0.0281    $0.0239    $0.0236
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                                   5.07%      4.29%      4.25%
--------------------------------------------------------------------------------
SEC YIELD+:                              4.39%      3.75%      3.78%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:                    7.69%      6.57%      6.62%
BASED ON A MARGINAL TAX RATE OF 42.9%
(COMBINED CALIFORNIA STATE AND
FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MICHIGAN
--------------------------------------------------------------------------------

                                       A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:                     $0.2111    $0.1741    $0.1693
--------------------------------------------------------------------------------
FEBRUARY
DIVIDEND:                              $0.0334    $0.0274    $0.0276
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                                   4.44%      3.65%      3.67%
--------------------------------------------------------------------------------
SEC YIELD+:                              4.15%      3.54%      3.57%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:                    6.91%      5.89%      5.94%
BASED ON A MARGINAL TAX RATE OF 39.9%
(COMBINED MICHIGAN STATE AND
FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OHIO
--------------------------------------------------------------------------------

                                   A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:                 $0.2351    $0.1948    $0.1959
--------------------------------------------------------------------------------
FEBRUARY
DIVIDEND:                          $0.0352    $0.0297    $0.0291
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                               4.66%      3.93%      3.85%
--------------------------------------------------------------------------------
SEC YIELD+:                          4.28%      3.67%      3.69%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:                7.28%      6.24%      6.28%
BASED ON A MARGINAL INCOME
TAX RATE OF 41.2%
(COMBINED OHIO STATE
AND FEDERAL INCOME TAX RATE)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEXAS
--------------------------------------------------------------------------------

                                   A SHARES   B SHARES   C SHARES
--------------------------------------------------------------------------------
SIX-MONTHS INCOME:                 $0.2543    $0.2121    $0.2132
--------------------------------------------------------------------------------
FEBRUARY
DIVIDEND:                          $0.0377    $0.0318    $0.0317
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION
RATE+:                               4.89%      4.12%      4.10%
--------------------------------------------------------------------------------
SEC YIELD+:                          4.43%      3.81%      3.82%
--------------------------------------------------------------------------------
TAX EQUIVALENT YIELD:                7.04%      6.06%      6.07%
BASED ON A 37.1% MARGINAL
FEDERAL INCOME TAX RATE
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on February 28, 1997. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended February 28, 1997 shown as an annualized percentage of the maximum offering price on that date. The SEC yield is computed in accordance with the standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the fund's yield and the applicable 1996 federal and state marginal tax rate. Income may be subject to state and local taxes and, for some investors, a portion may be subject to the alternative minimum tax.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

STEPHEN B. TIMBERS IS PRESIDENT, CHIEF INVESTMENT AND EXECUTIVE OFFICER OF ZURICH KEMPER INVESTMENTS, INC. (ZKI). ZKI AND ITS AFFILIATES MANAGE APPROXIMATELY $79 BILLION IN ASSETS, INCLUDING $42 BILLION IN RETAIL MUTUAL FUNDS. TIMBERS IS A GRADUATE OF YALE UNIVERSITY AND HOLDS AN M.B.A. FROM HARVARD UNIVERSITY.

DEAR SHAREHOLDER:

The Federal Reserve Board's recent decision to raise short-term interest rates as a pre-emptive strike against inflation has changed the course that the markets have been on for several months. In fact, we had not seen a change in the federal funds target rate since January 1996, when the Fed reduced interest rates. The raising of rates now -- coupled with the general expectation of at least one and probably two more hikes -- requires a modest adjustment in our views for 1997.

  A review of the standard measures of the economy shows little to be concerned about. As has been the pattern for more than five years, alternately strong and weak quarters have produced an overall 2 percent to 3 percent rate of growth in gross domestic product (GDP). Job creation and the unemployment rate are consistent with a moderately expanding economy. Corporate profits continue to grow at an expected 4 to 5 percent rate in 1997. The Consumer Price Index continues to track at a 2.5 percent to 3.0 percent rate. However, the Fed has become nervous about the recent modest increases in unit labor costs. To avert the possibility of more severe later actions to control inflation, the Fed decided to act now. Ironically, now that rates have been raised, we may never know whether the economy was in fact in danger of overheating.

  Investors' immediate reaction to the higher rates was negative, as evidenced by the stock market's first sizable correction in years. Yet, as uncomfortable as it is to participate in a market decline, a correction is a natural event in a market cycle. A market correction is generally defined as a loss in value of 8 to 10 percent. Historically, corrections take place over a period of four to six months, the current one has already fallen the average amount in a very short amount of time. It is likely that the stock market will require many weeks of retrenchment before a new sustainable upward movement begins.

  A correction should be distinguished from a bear market, which involves a decline of at least 20 percent and typically occurs over six to eight months. We see no reason to believe that we are entering a classic bear market. The economy is stable and the interest rate increases are likely to be gradual and modest. Inflation is the greatest threat to the securities markets, and if higher rates are what is required to control inflation, investors will be better off over the longer term.

  Just as we see a limited downside to today's rising interest rate environment, so is there a limited upside in the near future. The effect of higher rates will have to work itself through the economy. Higher rates have significant implications for corporate profitability, debt issuance, credit extension and international trade. Post-correction cash flows into the financial markets will be a subject of great scrutiny. One of the factors driving the stock market to its all-time high early in 1997 was the unprecedented high level of investment through mutual funds, 401(k)s and qualified contribution plans. It is realistic to expect that, on the margin, some of that cash will find a home in short-term, liquid investments while the stock market sorts itself out.

  One of the most interesting aspects of today's environment is the role of the technology stocks. They seem to be demonstrating the same market leadership characteristics that we have seen before. In the early 1970s, consumer nondurable stocks led the market up and down. More recently, in the 1980s, oil stocks led, followed by financial services stocks. Today, we look at technology stocks as a strong indicator of market direction. When they finally find a bottom and then turn upward, we would expect the general market to follow.

  Higher interest rates are, of course, anathema to the fixed-income market. The market has fallen, discounting a more restricting monetary policy. However, in the era of instant adjustment, most of the damage is likely done. We expect now that the bond market is likely to trade in a very narrow range -- with long-term interest rates no lower than 6.75 percent and no higher than 7.25 percent. One positive effect of the stock market correction was the widening of spreads available on high yield bonds. As a consequence, high yield bonds today are more reasonably priced.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

Economic activity is a key influence on investment performance and sharholder decision-making. Periods of recession or boom, inflation or deflation, credit expansion or credit crunch has a significant impact on mutual fund performance.

   The following are some significant economic guideposts and their investment rationale that may help your investment decision-making. The 10-year Treasury rate and the prime rate are prevailing interest rates. The other data report year-to-year percentage changes.

                                  BAR GRAPH

                              NOW (3/31/97)     6 MONTHS AGO   1 YEAR AGO     2 YEARS AGO
10-YEAR TREASURY RATE(1)         6.69                6.53         6.51          7.06
PRIME RATE(2)                    8.50                8.25         8.25          9.00
INFLATION RATE(3)*               2.72                2.62         2.86          2.57
THE U.S. DOLLAR(4)               8.58                4.74         8.94        -11.46
CAPITAL GOODS ORDERS(5)*         5.25                1.96         3.98         15.52
INDUSTRIAL PRODUCTION(5)*        3.79                3.13         1.36          3.38
EMPLOYMENT GROWTH(6)             2.27                2.18         1.76          3.12


(1) Falling interest rates in recent years have been a big plus for financial assets.

(2) The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6%. The low, moderate inflation of the last few years has meant hight real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms' foreign profits.

(5) These influence corporate profits and equity performance.

(6) An influence on family income and retail sales.

*   Data as of February 28, 1997.

SOURCE:  ECONOMICS DEPARTMENT, ZURICH KEMPER INVESTMENTS, INC.

        A natural response to a troubled U.S. equity market is to look abroad. In fact, the valuations of many international markets are more attractive than the U.S. There too, though, weak German and Japanese economies make it difficult to identify exciting near-term opportunities.

        Our recommendation to shareholders is to stay the course and to fight the temptation to try to time when and where you should be invested. Financial assets react much quicker today to events. Volatility has returned to the market and with it heightened uncertainty. Now is the time to rely on your financial representative for the expertise and the long-term investing discipline that he or she can provide.

        With that as an economic backdrop, we encourage you to read the following detailed report of your fund, including an interview with your fund's portfolio management. Thank you for your continued support. We appreciate the opportunity to serve your investment needs.


Sincerely,

/s/ Stephen B. Timbers
STEPHEN B. TIMBERS
President, Chief Investment and Executive Officer
Zurich Kemper Investments, Inc.


April 10, 1997

PERFORMANCE UPDATE

[MIER PHOTO]

CHRIS MIER JOINED ZURICH KEMPER INVESTMENTS, INC. IN 1986 AND IS NOW SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER OF THE KEMPER STATE TAX-FREE INCOME SERIES. MIER RECEIVED B.A. DEGREE IN ECONOMICS FROM THE UNIVERSITY OF MICHIGAN AND WENT ON TO RECEIVE A M.M. IN FINANCE FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED
ON MARKET AND OTHER CONDITIONS.

FOR THE SIX-MONTH REPORTING PERIOD, THE MUNICIPAL MARKET FOCUSED PRIMARILY ON THE POTENTIAL OF AN INTEREST RATE INCREASE BY THE FEDERAL RESERVE BOARD. PORTFOLIO MANAGER CHRIS MIER EXPLAINS HOW THE FUNDS IN KEMPER STATE TAX-FREE INCOME SERIES PERFORMED IN AN ENVIRONMENT CHARACTERIZED BY QUICK CHANGING EXPECTATIONS.

Q    HOW DID THE FUNDS PERFORM DURING THE FIRST SIX MONTHS OF THE FISCAL YEAR?

A    The funds (Class A shares, unadjusted for sales charge) performed relatively well, all returning 4 percent or more for the six-month period ended February 28, 1997. Most of the return reflected income from the bonds in the portfolios with some level of price appreciation.

Q    MUNICIPAL BOND YIELDS FLUCTUATED QUITE A BIT DURING THE LAST SIX MONTHS.
WHAT IMPACT DID THIS HAVE ON THE MARKET?

A    Yields in the municipal market fluctuated during the period, but tended to be range-bound, trading within about a half of a percentage point. At the end of February, yields were somewhat lower than they had been at the start of the period. This had a modestly positive effect on prices of municipal securities.

  The up and down movement of yields seemed to be based on the market's changing expectations about whether or not the Federal Reserve Board (the Fed) would move to raise short-term interest rates. It was assumed that the Fed would raise short-term rates if there was an indication of the economy growing too quickly and a possible emergence of inflation. We witnessed swings in the market throughout the reporting period on the heels of sometimes conflicting economic reports. The Fed took no action during the six-month period and the municipal bond market performed relatively well, slightly outperforming the Treasury bond market.

Q    WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE FUNDS OVER THE SIX MONTHS?

A    We shortened the durations of the funds somewhat during the period. The shorter a fund's duration, the less sensitive it is to interest rate changes. We shortened duration because we believed that growth in the economy would exceed market expectations. We also saw signs of potential wage inflation and combined with our outlook on economic growth, saw a bias for higher market interest rates.

  In addition to duration adjustments, we also added A-rated and BBB-rated bonds on a selective basis. These bonds offered higher coupon rates than some of the funds' higher quality and insured issues. We also continued to focus on maintaining or improving call protection on issues within the portfolios.

  We didn't make any significant shifts in the sectors in which the funds were invested. However, we continued to favor essential service revenue bonds -- bonds used to finance basic governmental services such as water and sewer, transportation and education among other things.

PERFORMANCE UPDATE

Q    WERE THERE ANY SIGNIFICANT TRENDS THAT AFFECTED INDIVIDUAL STATES WITHIN
KEMPER'S STATE TAX-FREE INCOME SERIES?

A    The California economy continued to improve during the period. Unemployment in the state decreased by about 1 percent from 1995, and the state's general fund was increased due to stronger tax receipts from California's economic recovery. New municipal issuance supply also increased during the period.

  In Texas, the Gross State Product grew by more than $12.8 billion in 1996 -- a 3 percent increase over 1995. Unemployment continued to decline and the state is expected to outpace the national economy in 1997, due to continued economic growth trends in Texas. New issuance volume in the state has also increased.

  Unemployment continued to fall in Michigan during the period and is below the national average. Michigan ranks in the top 15 states nationwide on key measures of wealth, such as median family and disposable personal income. In 1996, new municipal issuance volume was $5.6 billion, a 15 percent increase from 1995.

  Economic growth in Ohio continues to be positive and the state's general fund has maintained a surplus. There was a 30 percent increase in new issuance volume in Ohio in 1996 compared to 1995 levels.

Q   ARE MUNICIPAL BOND FUNDS A GOOD INVESTMENT IN THE CURRENT ECONOMIC
ENVIRONMENT?

A    Municipal bonds can play an important role in rounding out a well-diversified portfolio of investments. The tax-exempt income that municipal bond funds provide may be especially helpful now as many investors may be under-invested in tax-exempt assets. Municipal bonds and equities are both important components of a balanced portfolio. If your exposure to municipals has declined on a relative basis, now may be the right time to review your long-term goals and rebalance your portfolio of investments.

Q    WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A    We expect moderate growth in the economy to continue, with a bias for a slight pick-up in inflation and possibly an increase in short-term interest rates. Municipal supply should come in close to 1996 levels.

TERMS TO KNOW

DURATION Duration is a measure of the interest rate sensitivity of a fixed-income investment or portfolio. The longer the duration, the greater the interest rate risk.

REVENUE BOND INDEX (RBI) RBI is the average yield on 25 revenue bonds with 30-year maturities compiled by THE BOND BUYER, a newspaper that reports on the municipal bond market.

TOTAL RETURN A fund's total return figure measures both the net investment income generated by, and the effect of, any realized and unrealized appreciation or depreciation of the underlying investments in its portfolio for the period. Total return assumes the reinvestment of all dividends and it represents the aggregate percentage or dollar value change over the period.

YIELD A fund's yield is a measure of the net investment income per share earned over a specific one-month or 30-day period expressed as a percentage of the maximum offering price of the fund's shares at the end of the period.

PORTFOLIO STATISTICS

KEMPER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*


----------------------------------------------------------------------------
                                          ON 2/28/97              ON 8/31/96
----------------------------------------------------------------------------
REVENUE BONDS                                    86%                     93%
----------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           9                      --
----------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                          2                       5
----------------------------------------------------------------------------
CASH AND EQUIVALENTS                              3                       2
----------------------------------------------------------------------------
                                                100%                    100%

                                         [PIE CHART]             [PIE CHART]
                                         ON 2/28/97              ON 8/31/96
QUALITY

----------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
----------------------------------------------------------------------------
AAA                                              51%                     55%
----------------------------------------------------------------------------
AA                                               14                      13
----------------------------------------------------------------------------
A                                                16                      14
----------------------------------------------------------------------------
BBB                                              14                      13
----------------------------------------------------------------------------
B                                                 2                      --
----------------------------------------------------------------------------
NOT RATED                                         3                       5
----------------------------------------------------------------------------
                                                100%                    100%

                                        [PIE CHART]              [PIE CHART]
                                        ON 2/28/97                ON 8/31/96
YEARS TO MATURITY

----------------------------------------------------------------------------
                                        ON 2/28/97                ON 8/31/96
----------------------------------------------------------------------------
1-10 YEARS                                   11%                        9%
----------------------------------------------------------------------------
11-20 YEARS                                  44                        45
----------------------------------------------------------------------------
+21 YEARS                                    45                        46
----------------------------------------------------------------------------
                                            100%                      100%

                                         [PIE CHART]               [PIE CHART]
                                         ON 2/28/97                ON 8/31/96
AVERAGE MATURITY

-----------------------------------------------------------------------------
                                         ON 2/28/97                ON 8/31/96
-----------------------------------------------------------------------------
                                         17.5 YEARS                17.8 YEARS
----------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1997
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------
                                                                                   PRINCIPAL
                      ISSUER                                                         AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------
                     Bakersfield County Waste Water Treatment Plant, Certificates
                       of Participation, Rev., 8.00%, to be called 01-01-98 @ 101  $ 1,750   $    1,831
-----------------------------------------------------------------------------------------------------------
                     Brea Public Financing Auth., Orange County, Redev. Proj. AB,
                       Rev., 6.75%, to be called 08-01-01 @ 102                      3,885        4,342
-----------------------------------------------------------------------------------------------------------
                     Coronado Community Dev. Agcy., Tax Allocation, Rev., 7.25%,
                       to be called 09-01-99 @ 102                                   4,500        4,931
-----------------------------------------------------------------------------------------------------------
                     City of Los Angeles:
                       Convention and Exhibit Center, Certificates of
                         Participation, Rev., 9.00%, to be called 12-01-05 @ 100     1,000        1,318
                       Harbor Department, Rev., 8.70%, to be called 09-01-99 @
                         100                                                         2,500        2,794
-----------------------------------------------------------------------------------------------------------
                     City of San Bernardino, Sisters of Charity Health Care
                       System, Rev., 7.00%, to be called 07-01-01 @ 102             14,500       16,254
-----------------------------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, Santa Clara,
                       Rev., 7.875%, to be called 06-01-01 @ 102                     4,055        4,660
-----------------------------------------------------------------------------------------------------------
                     Fullerton Redev. Agcy., Local Government Finance Auth.,
                       Rev., 7.70%, to be called 02-01-99 @ 102                      4,360        4,744
-----------------------------------------------------------------------------------------------------------
                     Health Facilities Financing Auth.:
                       Children's Hospital, Rev., 7.50%, to be called 10-01-00 @
                         102                                                         3,600        4,052
                       Eskaton Properties, Inc., Rev., 7.45%, to be called
                         05-01-00 @ 102                                              4,800        5,341
-----------------------------------------------------------------------------------------------------------
                     Metropolitan Water District of Southern California, Water
                       Rev., 6.625%, to be called 07-01-01 @ 102                     1,500        1,664
-----------------------------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric Number One,
                       Rev., 7.00%, to be called 01-01-16 @ 100                        210          250
-----------------------------------------------------------------------------------------------------------
                     Orange County:
                       Civic Center, Certificates of Participation, Rev., 6.625%,
                         to be called 08-01-01 @ 102                                 2,000        2,225
                       Unified School District, Certificates of Participation,
                         Rev., 6.875%, to be called 06-01-99 @ 102                   2,620        2,831
-----------------------------------------------------------------------------------------------------------
                     Port of Oakland, Rev., 7.60%, to be called 05-01-97 @ 102       8,520        8,750
-----------------------------------------------------------------------------------------------------------
                     Reedley, Sierra View Homes, Inc., Insured Certificates of
                       Participation, Rev., 7.60%, to be called 03-01-01 @ 102       4,090        4,667
-----------------------------------------------------------------------------------------------------------
                     Santa Margarita Water District, Gen. Oblg., 7.30%, to be
                       called 06-01-97 @ 102                                         1,080        1,112
-----------------------------------------------------------------------------------------------------------
                     Statewide Communities Dev. Auth., United Western Medical
                       Centers, Insured, Rev., 6.80%, to be called 12-01-01 @ 102    4,245        4,767
-----------------------------------------------------------------------------------------------------------
                     Tulare County Public Facilities Corp., Certificates of
                       Participation, Rev., 8.10%, to be called 11-01-97 @ 102       1,000        1,050
-----------------------------------------------------------------------------------------------------------
                     Victor Valley Community College District, Certificates of
                       Participation, Rev., 6.875%, to be called 08-01-03 @ 102      8,705        9,973
-----------------------------------------------------------------------------------------------------------
                     Yosemite Community College District, Certificates of
                       Participation, Rev., 7.75%, to be called 07-01-01 @ 102       1,665        1,934
                     --------------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--8.6%                                    89,490
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-----------------------------------------------------------------------------------------------------------
                     Department of Water Resources, Central Valley Proj., Water
                       System Rev., 4.75%, 2019                                      7,160        6,302
-----------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                       ISSUER                                                      AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------

                     Educational Facilities Auth.:
                       Mills College, Rev., 6.875%, 2022                           $ 1,775   $    1,914
                       University of San Francisco, Rev., 6.00%, 2016                5,140        5,342
-----------------------------------------------------------------------------------------------------------
                     Health Facilities Financing Auth.:
                       Adventist Health System West, Rev., 6.50%, 2007 and 2011      5,750        6,221
                       America Baptist Homes West, Rev., 7.65%, 2014                 4,000        4,208
                       Catholic Healthcare Facilities Finance Auth., Rev., 5.75%
                         and 6.00%, 2010 through 2025                               28,370       29,219
                       Kaiser Permanante, Rev., 7.00%, 2010                          3,550        3,896
                       Marshall Hospital Health System, Rev., 5.125%, 2012           2,270        2,148
                       Small Facilities Loan, Insured Health Facility, Rev.,
                         6.70%, 2011                                                 1,200        1,283
                       Southern California Presbyterian Homes, Rev., 6.70%, 2011     2,000        2,131
                       Unihealth America, Rev., 7.625%, 2015                           745          797
-----------------------------------------------------------------------------------------------------------
                     Housing Finance Agcy., Home Mortgage Rev., 5.90% to 8.00%,
                       2010 through 2030                                            31,990       33,357
-----------------------------------------------------------------------------------------------------------
                     PCR Mobile Oil, Rev., 5.50%, 2029                               3,750        3,588
-----------------------------------------------------------------------------------------------------------
                     Public Works Board:
                       Department of Corrections, Rev., 5.50% to 7.40%, 2010
                         through 2019                                               43,285       44,448
                       Various Universities, Rev., 5.50%, 2009 through 2013         15,700       15,699
-----------------------------------------------------------------------------------------------------------
                     State, Gen. Oblg., 5.25% and 5.60%, 2020 and 2021              11,000       10,618
-----------------------------------------------------------------------------------------------------------
                     Statewide Communities Dev. Auth.:
                       Cedars-Sinai Medical Center, Rev., 6.50%, 2012               20,000       21,962
                       Eastfield Ming Quong Inc., Certificates of Participation,
                         Rev., 5.625%, 2020                                          3,420        3,308
                       San Gabriel Valley Medical Center, Rev., 5.50%, 2014         10,750       10,662
                       Triad Healthcare, Rev., 5.80%, 2000                           4,205        4,312
-----------------------------------------------------------------------------------------------------------
                     University of California, Housing System Rev., 5.65% to
                       6.75%, 2009 through 2017                                     29,845       30,510
-----------------------------------------------------------------------------------------------------------
                     Baldwin Park, Gen. Oblg., 5.80%, 2021                           6,280        6,324
-----------------------------------------------------------------------------------------------------------
                     Bellflower Certificates of Participation, Civic Center and
                       Capital Improvement, Rev., 7.20%, 2019                        1,880        2,036
-----------------------------------------------------------------------------------------------------------
                     Central Coast Water Authority, Rev., 6.00% and 5.00%, 2008
                       and 2022                                                     20,420       18,921
-----------------------------------------------------------------------------------------------------------
                     Central Valley Financing Auth., Carson Ice-Gen. Proj., Rev.,
                       6.10%, 2013                                                   8,700        8,815
-----------------------------------------------------------------------------------------------------------
                     City of Big Bear Lake, Department of Water and Power, Rev.,
                       6.00%, 2015 and 2022                                         15,405       16,455
-----------------------------------------------------------------------------------------------------------
                     City of Carson Redev. Agcy., Proj. Number One, Tax
                       Allocation, Rev., 6.00%, 2016                                 3,350        3,355
-----------------------------------------------------------------------------------------------------------
                     City of Concord Redev. Agcy., Central Concord Proj., Tax
                       Allocation, Rev., 8.00%, 2018                                    40           43
-----------------------------------------------------------------------------------------------------------
                     City of Long Beach, Harbor Department, Rev., 5.25% to 7.25%,
                       2019 through 2025                                            24,105       23,482
-----------------------------------------------------------------------------------------------------------
                     City of Los Angeles:
                       Department of Airports, Ontario International Airport,
                         Rev., 5.90%, 2012                                           3,290        3,421
                       Harbor Department, Rev., 5.375%, 2023                        22,500       21,136
                       Wastewater System, Rev., 6.625% and 4.70%, 2012 and 2017     13,480       12,534
-----------------------------------------------------------------------------------------------------------
                     City of Oakland:
                       Housing Finance Rev., 7.10%, 2010                             1,655        1,733
                       Pension Financing Rev., 7.60%, 2021                          26,075       27,792
-----------------------------------------------------------------------------------------------------------
                     City of Reedley, Sierra View Homes, Inc., Insured
                       Certificates of Participation, Rev., 5.85%, 2021              2,325        2,310
-----------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                       ISSUER                                                   AMOUNT          VALUE
-------------------------------------------------------------------------------------------------------

                     City of Sacramento:
                       Cogeneration Auth., Power Auth., Rev., 5.875% and 6.00%,
                         2015 and 2022                                             $25,200   $   25,059
                       Cogeneration Auth., Procter and Gamble Proj., Rev., 6.375%
                         to 6.50%, 2010 through 2021                                17,500       18,187
                       Finance Auth., Lease Rev., 5.00% to 5.40%, 2014 through
                         2020                                                       24,000       23,428
                       Municipal Utility District, Electric Rev., 6.20% to 6.75%,
                         2006 through 2009                                           7,020        7,705
-----------------------------------------------------------------------------------------------------------
                     City of San Diego:
                       Horton Plaza Redev. Proj., Rev., 6.625%, 2017                 2,000        2,125
                       Industrial Dev., Gas and Electric Company, Rev., 6.10%,
                         2018                                                        5,000        5,175
-----------------------------------------------------------------------------------------------------------
                     City and County of San Francisco:
                       Gen. Oblg., 6.50%, 2010                                       1,000        1,057
                       San Francisco International Airport, Rev., 5.625%, 2009
                         through 2021                                               20,010       20,081
                       Moscone Convention Center, Rev., 6.75%, 2015                  2,200        2,462
                       Redev. Agcy., Hotel Tax, Rev., 6.75%, 2015                    3,705        4,147
-----------------------------------------------------------------------------------------------------------
                     Contra Costa County:
                       County Public Facilities Corp., Certificates of
                         Participation, Rev., 7.80%, 2005                            1,250        1,360
                       Home Mortgage, Rev., 7.75%, 2022                              2,715        3,367
-----------------------------------------------------------------------------------------------------------
                     Corona-Norco University Special Tax, Rev., 5.75%, 2014          2,750        2,807
-----------------------------------------------------------------------------------------------------------
                     Duarte, City of Hope National Medical Center, Certificates
                       of Participation, Rev., 6.25%, 2023                           4,000        4,044
-----------------------------------------------------------------------------------------------------------
                     Eldorado Public Agcy., Financial Auth., Rev., 5.60%, 2012       5,000        5,100
-----------------------------------------------------------------------------------------------------------
                     Emeryville, Public Financing Auth., Redev. Proj., Rev.,
                       6.50%, 2021                                                  10,255       10,684
-----------------------------------------------------------------------------------------------------------
                     Encina Financing Joint Powers Auth., Wastewater, Rev.,
                       6.875%, 2011                                                  3,000        3,260
-----------------------------------------------------------------------------------------------------------
                     Fontana Public Financing Auth., Tax Allocation, Rev., 7.00%,
                       2021                                                          3,900        4,100
-----------------------------------------------------------------------------------------------------------
                     Foothill-DeAnza Community College District, DeAnza Campus
                       Center Proj., Certificates of Participation, Rev., 7.35%,
                       2007                                                          1,700        1,883
-----------------------------------------------------------------------------------------------------------
                     Foothill/Eastern, Transit Corridor Agcy., Toll Road, Rev.,
                       6.00% and 6.50%, 2016 and 2032                               21,000       21,524
-----------------------------------------------------------------------------------------------------------
                     Foster County Public Financing Authority, Rev., 5.60% and
                       5.80%, 2012 and 2016                                          2,225        2,218
-----------------------------------------------------------------------------------------------------------
                     Fresno Health Facilities, Holy Cross Health System, St.
                       Agnes Medical Center, Rev., 6.50% and 6.625%, 2011 and
                       2021                                                          3,500        3,756
-----------------------------------------------------------------------------------------------------------
                     Hawthorne Community Redev. Agcy., Tax Allocation, Rev.,
                       6.625%, 2014                                                  2,000        2,110
-----------------------------------------------------------------------------------------------------------
                     Hollister Joint Powers Financing Auth., Sewer System
                       Improvement Proj., Rev., 5.75%, 2011                          3,815        3,813
-----------------------------------------------------------------------------------------------------------
                     Inglewood Civic Center:
                       Improvement Proj., Certificates of Participation, Rev.,
                         6.50% to 7.00%, 2011 through 2021                           8,025        8,503
                       Redev. Proj., Industrial Proj., Rev., 7.00%, 2022             9,495       10,123
-----------------------------------------------------------------------------------------------------------
                     Irvine Ranch, Water District Joint Powers Agcy., Rev.,
                       7.875%, 2023                                                  5,000        5,162
-----------------------------------------------------------------------------------------------------------
                     Kern High School District, Gen. Oblg., 6.40%, 2012              3,095        3,484
-----------------------------------------------------------------------------------------------------------
                     Las Virgenes, Municipal Water District, Capital Improvement
                       Proj., Rev., 6.30%, 2016                                      2,175        2,300
-----------------------------------------------------------------------------------------------------------
                     Lemon Grove Community Dev. Agcy., Tax Allocation, Rev.,
                       6.65% and 6.90%, 2006 and 2020                                2,500        2,641
-----------------------------------------------------------------------------------------------------------
                     Loma Linda, University Medical Center, Rev., 7.00%, 2015        2,500        2,701
-----------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                     ISSUER                                                         AMOUNT        VALUE
----------------------------------------------------------------------------------------------------------
                     Los Angeles County:
                       Metropolitan Transportation Auth., Sales Tax Rev., 5.625%
                         to 6.00%, 2015 through 2023                               $12,935   $   13,295
                       Transportation Commission, Sales Tax Rev., 6.50% to 7.40%,
                         2003 through 2019                                          20,455       22,033
-----------------------------------------------------------------------------------------------------------
                     Los Banos, Certificates of Participation, Rev., 6.00%, 2019     2,250        2,173
-----------------------------------------------------------------------------------------------------------
                     Martinez, Multiple Lenders, Home Mortgage, Rev., 10.375%,
                       2002                                                             35           43
-----------------------------------------------------------------------------------------------------------
                     Metropolitan Water District of Southern California, Rev.,
                       5.75% and 5.00%, 2021 and 2027                               24,450       22,463
-----------------------------------------------------------------------------------------------------------
                     Midpeninsula Regional Open Space, Financial Auth., Rev.,
                       5.75%, 2011                                                   1,950        2,020
-----------------------------------------------------------------------------------------------------------
                     Mill Valley Certificates of Participation, The Redwoods,
                       Rev., 5.75%, 2020                                             3,230        3,178
-----------------------------------------------------------------------------------------------------------
                     Modesto Irrigation District Financing Auth., Domestic Water
                       Proj., Rev., 5.65% to 6.00%, 2009 through 2015               15,935       16,565
-----------------------------------------------------------------------------------------------------------
                     Mojave, Water Improvement District, Morongo Basin, Rev.,
                       5.60%, 2012                                                   2,000        2,041
-----------------------------------------------------------------------------------------------------------
                     Montebello Community Redev. Agcy., Montebello Hills Redev.,
                       Tax Allocation, Rev., 7.50%, 2010                             3,750        4,033
-----------------------------------------------------------------------------------------------------------
                     Moreno Valley, Towngate Community Facilities:
                       District 87-1, Improvement Area No. 1, Special Tax Rev.,
                         7.125%, 2023                                                2,810        2,910
                       Special Tax, Rev., 6.50%, 2009                                3,670        3,836
-----------------------------------------------------------------------------------------------------------
                     Northern California Power Agcy., Hydroelectric Number One,
                       Rev., 7.15%, 2024                                             8,875        9,316
-----------------------------------------------------------------------------------------------------------
                     Orange County:
                       Recovery Certificates of Participation, Rev., 5.70% to
                         6.00%, 2010 through 2026                                   28,700       29,434
                       San Joaquin Hills Transportation Corridor Agcy., Toll Road
                         Rev., zero coupon to 7.00%, 2025 through 2032              41,355       21,973
                       Santa Margarita/Dana Point Auth., Rev., 7.25%, 2012 and
                         2013                                                        7,075        8,558
-----------------------------------------------------------------------------------------------------------
                     Pleasanton Junction Power, Finance Auth., Reassessment Rev.,
                       6.15%, 2012                                                   9,510        9,805
-----------------------------------------------------------------------------------------------------------
                     Port of Oakland, Port Auth., Rev., 5.60% and 6.40%, 2019 and
                       2022                                                         35,280       35,642
-----------------------------------------------------------------------------------------------------------
                     Public Power Agency, San Juan Project, Rev., 6.75%, 2020        2,000        2,302
-----------------------------------------------------------------------------------------------------------
                     Redondo Beach, South Bay:
                       Redev. Proj., Rev., 7.00% and 7.125%, 2016 and 2026           3,000        3,158
                       Temecula Valley Unified School District, Gen. Oblg.,
                         5.80%, 2014                                                 2,430        2,503
-----------------------------------------------------------------------------------------------------------
                     Riverside County, Public Facilities Financing, Certificates
                       of Participation, Rev., 6.875%, 2009                          3,000        3,279
-----------------------------------------------------------------------------------------------------------
                     Sacramento County, Airport System, Rev., 6.00%, 2017            5,850        5,963
-----------------------------------------------------------------------------------------------------------
                     Saddleback Valley Unified School District, Gen. Oblg.,
                       6.00%, 2012 through 2014                                      4,080        4,404
-----------------------------------------------------------------------------------------------------------
                     San Bernardino County, West Valley Detention Center,
                       Certificates of Participation, Rev., 6.50%, 2012              8,000        8,801
-----------------------------------------------------------------------------------------------------------
                     San Bernardino Joint Powers Financing Auth., Lease Rev.,
                       7.15%, 2013                                                   4,250        4,593
-----------------------------------------------------------------------------------------------------------
                     San Diego, Certificates of Participation, Rev., 8.00%, 2002     5,575        6,006
-----------------------------------------------------------------------------------------------------------
                     Santa Clarita Public Financing Auth., Local Agcy., Rev.,
                       6.70% and 6.75%, 2011 and 2021                                4,250        4,530
-----------------------------------------------------------------------------------------------------------
                     Santa Cruz County Housing Auth., Multi-Family Housing, Rev.,
                       7.75%, 2023                                                   2,000        2,145
-----------------------------------------------------------------------------------------------------------
                     Snowline Joint Unified School District, 1993 Family Proj.,
                       Certificates of Participation, Rev., 6.30% and 6.40%, 2011
                       and 2018                                                      3,695        3,786
-----------------------------------------------------------------------------------------------------------
                     South San Francisco, Capital Improvement Financing Auth.,
                       Conference Center Proj., Rev., 6.125%, 2018                   3,925        3,930
-----------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-----------------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
                       ISSUER                                                    AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
                     Southern California Home Financing Auth., Single Family
                       Mortgage, Rev., 6.75% and 7.35%, 2022 and 2024              $ 1,555   $    1,623
-----------------------------------------------------------------------------------------------------------
                     Southern California Public Power Auth., Mead Adelanto Proj.,
                       Rev., 4.75%, 2016                                             7,500        6,643
-----------------------------------------------------------------------------------------------------------
                     Sunnyvale, Financing Auth., Wastewater, Refuge and Sludge,
                       Management Facilities, Rev., 6.30%, 2017                      4,000        4,228
-----------------------------------------------------------------------------------------------------------
                     Torrance Memorial Hospital Medical Center, Rev., 6.75%, 2012    5,000        5,107
-----------------------------------------------------------------------------------------------------------
                     University of California:
                       UC Davis Medical Center, Rev., 5.625% and 5.75%, 2010 and
                         2012                                                       11,555       11,890
                       Multiple Purpose Proj., Rev, 4.75%, 2016                      5,000        4,405
-----------------------------------------------------------------------------------------------------------
                     Westminster Redev. Agcy., Westminster Commercial Redev.
                       Proj., Tax Allocation, Rev., 7.30%, 2021                      2,500        2,704
-----------------------------------------------------------------------------------------------------------
                     Puerto Rico Commonwealth, Highway and Transportation Auth.,
                       Rev., 6.00%, 2018                                             6,000        6,464
                     --------------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--88.2%                                   912,430
                     --------------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--96.8%
                     (Cost: $953,558)                                                         1,001,920
                     --------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                     Money Market Instruments--1.9%
                     Yield--3.20% to 3.45%
                     Due--March 1997
                     (Cost: $19,200)                                                19,200       19,200
                     --------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.7%
                     (Cost: $972,758)                                                         1,021,120
                     --------------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.3%                               13,401
                     --------------------------------------------------------------------------------------
                     NET ASSETS--100%                                                        $1,034,521
                     --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $972,758,000 for federal income tax purposes at February 28, 1997, the gross unrealized appreciation was $49,215,000, the gross unrealized depreciation was $853,000 and the net unrealized appreciation on investments was $48,362,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER MICHIGAN TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

-------------------------------------------------------------------------------
                                            ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
REVENUE BONDS                                    54%                     48%
-------------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         36                      48
-------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES                        5                      --
-------------------------------------------------------------------------------
CASH AND EQUIVALENTS                              5                       4
-------------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]             [PIE CHART]
                                             ON 2/28/97              ON 8/31/96
QUALITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
AAA                                              78%                     82%
-------------------------------------------------------------------------------
AA                                                7                       7
-------------------------------------------------------------------------------
A                                                 1                       1
-------------------------------------------------------------------------------
BBB                                              11                       7
-------------------------------------------------------------------------------
NOT RATED                                         3                       3
-------------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]             [PIE CHART]
                                             ON 2/28/97              ON 8/31/96
YEARS TO MATURITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
1-10 YEARS                                       18%                      4%
-------------------------------------------------------------------------------
11-20 YEARS                                      52                      68
-------------------------------------------------------------------------------
+21 YEARS                                        30                      28
-------------------------------------------------------------------------------
                                                100%                    100%

                                            [PIE CHART]             [PIE CHART]
                                             ON 2/28/97              ON 8/31/96

AVERAGE MATURITY

-------------------------------------------------------------------------------
                                             ON 2/28/97              ON 8/31/96
-------------------------------------------------------------------------------
                                           13.5 YEARS                13.7 YEARS
-------------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

MICHIGAN TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS AT FEBRUARY 28, 1997
(DOLLARS IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                               PRINCIPAL
                        ISSUER                                                  AMOUNT     VALUE
----------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
----------------------------------------------------------------------------------------------------
                     Detroit, Gen. Oblg., 6.80%, to be called 04-01-05 @ 101       $ 65   $   74
                     -------------------------------------------------------------------------------
                     Municipal Bond Auth., State Revolving Fund, Rev., 6.50%, to
                       be called 10-01-04 @ 102                                      15       17
                     -------------------------------------------------------------------------------
                     Reeths Ruffer School, Gen. Oblg., 6.625%, to be called
                       05-01-02 @ 102                                                50       56
                     -------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--4.6%                                147
                     -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
----------------------------------------------------------------------------------------------------
                     Building Auth., Rev., 6.25%, 2020                               95       99
                     -------------------------------------------------------------------------------
                     Hospital Finance Auth.:
                       Gratiot Community Hospital, Rev., 6.10%, 2007                 50       51
                       St. John Hospital and Medical Center, Rev., 6.00%, 2010      100      106
                       Mercy Memorial Hospital, Rev., 5.25% and 5.375%, 2021 and
                       2026                                                         100       94
                     -------------------------------------------------------------------------------
                     Housing Dev. Auth.:
                       Limited Oblg., Green Hill Proj., Rev., 5.45%, 2011            20       20
                       Rental Housing Rev., 5.75%, 2014                              15       15
                       Rev., 6.20%, 2027                                             50       50
                     -------------------------------------------------------------------------------
                     Kent Hospital Finance Auth., Health Care, Rev., 5.75%, 2011    100      103
                     -------------------------------------------------------------------------------
                     Municipal Bond Auth., Local Government Bond Rev., 6.00%,
                       2013                                                          10       11
                     -------------------------------------------------------------------------------
                     Underground Storage Tank Financial Assurance Auth., Rev.,
                       5.75%, 2010                                                   50       52
                     -------------------------------------------------------------------------------
                     Regents of the University of Michigan:
                       Construction and Renovation Proj., Student Fee Bonds, Rev.,
                         5.50%, 2013                                                 10       10
                       Housing Rev., 5.50%, 2014                                     50       50
                     -------------------------------------------------------------------------------
                     Allegan Public Schools, Gen. Oblg., 6.50%, 2007                100      112
                     -------------------------------------------------------------------------------
                     Avondale School District, Gen. Oblg., 5.40%, 2009              100      101
                     -------------------------------------------------------------------------------
                     Birmingham Public Schools, Gen. Oblg., 5.75%, 2011              15       15
                     -------------------------------------------------------------------------------
                     Board of Rights of Eastern Michigan University, Rev., 5.50%,
                       2012                                                          60       60
                     -------------------------------------------------------------------------------
                     Brandon School District, Gen. Oblg., 5.60%, 2010                50       51
                     -------------------------------------------------------------------------------
                     Caledonia Community Schools, Gen. Oblg., 5.75%, 2012           100      103
                     -------------------------------------------------------------------------------
                     Clarkston Community Schools, Gen. Oblg., 6.25%, 2005            50       55
                     -------------------------------------------------------------------------------
                     Clintondale Community Schools, Gen. Oblg., 5.375%, 2010         50       50
                     -------------------------------------------------------------------------------
                     Dearborn, Sewage Disposal System, Rev., 5.125%, 2016            50       47
                     -------------------------------------------------------------------------------
                     Detroit:
                       Sewage Disposal System, Rev., 5.00%, 2025                     35       31
                       Water Supply System, Rev., 4.75% and 6.25%, 2019 and 2012     65       66
                     -------------------------------------------------------------------------------
                     Economic Dev. Corp. of Dickinson County, Pollution Control,
                       Rev., 5.85%, 2018                                            100      100
                     -------------------------------------------------------------------------------
                     Genesee County, Sewage Disposal System No. 3, Rev., 7.00%,
                       2005                                                          60       69
                     -------------------------------------------------------------------------------
                     Grand Ledge Public Schools, Gen. Oblg., 5.375%, 2024            50       48
                     -------------------------------------------------------------------------------
                     Grandville Public Schools, Gen. Oblg., 6.30%, 2009              25       27
                     -------------------------------------------------------------------------------
                     Greater Detroit Resource Recovery Auth., Rev., 6.25%, 2008      85       93
                     -------------------------------------------------------------------------------
                     Grosse ILE Township Schools, Gen. Oblg., 6.25%, 2006           100      110
                     -------------------------------------------------------------------------------
                     Gull Lake Community Schools, Gen. Oblg., 5.25%, 2021             5        5
                     -------------------------------------------------------------------------------
                     Jackson County, Wastewater Disposal Facility, Gen. Oblg.,
                       7.25%, 2005                                                   75       88
                     -------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

----------------------------------------------------------------------------------------------------
                                                                                PRINCIPAL
                        ISSUER                                                   AMOUNT    VALUE
----------------------------------------------------------------------------------------------------
                     Kalamazoo, Hospital Finance Auth., Rev., 6.25%, 2012          $ 50   $   53
                     -------------------------------------------------------------------------------
                     Lincoln Park School District, Gen. Oblg., 7.00%, 2020          100      113
                     -------------------------------------------------------------------------------
                     Marquette City Hospital Finance Auth., Rev., 5.875%, 2011       85       88
                     -------------------------------------------------------------------------------
                     Monroe County, Pollution Control Rev., 6.55%, 2024             100      108
                     -------------------------------------------------------------------------------
                     North Branch Area Schools, Gen. Oblg., 5.375%, 2021              5        5
                     -------------------------------------------------------------------------------
                     Oakland County, Drainage District, Rev., 6.40%, 2016            15       16
                     -------------------------------------------------------------------------------
                     Redford Union Schools, District No. 1, Gen. Oblg., 6.375%,
                       2010                                                         100      111
                     -------------------------------------------------------------------------------
                     St. Clair County, Water Supply System No. VII, Gen. Oblg.,
                       5.25%, 2018                                                   15       14
                     -------------------------------------------------------------------------------
                     Wayne County Building Auth., Gen. Oblg., 5.25%, 2016            65       62
                     -------------------------------------------------------------------------------
                     Wyandotte, Electric Rev., 6.25%, 2017                           45       48
                     -------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Electric Power Auth., Rev., 6.50%, 2006                       75       85
                       Facilities Financing Auth., Mennonite General Hospital
                         Project, Rev., 6.50%, 2018                                  75       78
                       Gen. Oblg., 5.50%, 2009                                       15       16
                       Highway and Transportation Auth., Rev., 6.25%, 2016           75       83
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                        30       31
                     -------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                             75       81
                     -------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--90.7%                              2,884
                     -------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--95.3%
                     (Cost: $2,938)                                                        3,031
                     -------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENT--3.1%
                     Yield--3.45%
                     Due--March 1997
                     (Cost: $100)                                                   100      100
                     -------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.4%
                     (Cost: $3,038)                                                        3,131
                     -------------------------------------------------------------------------------
                     OTHER ASSETS, LESS LIABILITIES--1.6%                                     50
                     -------------------------------------------------------------------------------
                     NET ASSETS--100%                                                     $3,181
                     -------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
Based on the cost of investments of $3,038,000 for federal income tax purposes at February 28, 1997, the gross unrealized appreciation on investments was $93,000, there was no gross unrealized depreciation.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER OHIO TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

----------------------------------------------------------------------------
                                             ON 2/28/97           ON 8/31/96
----------------------------------------------------------------------------
REVENUE BONDS                                    48%                     53%
----------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                         39                      45
----------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                           6                      --
----------------------------------------------------------------------------
CASH AND EQUIVALENTS                              7                       2
----------------------------------------------------------------------------
                                                100%                    100%

                                             [PIE CHART]             [PIE CHART]
                                             ON 2/28/97              ON 8/31/96
QUALITY

----------------------------------------------------------------------------
                                             ON 2/28/97           ON 8/31/96
----------------------------------------------------------------------------
AAA                                              71%                     73%
----------------------------------------------------------------------------
AA                                               11                      12
----------------------------------------------------------------------------
A                                                 3                       5
----------------------------------------------------------------------------
BBB                                              10                       9
----------------------------------------------------------------------------
NOT RATED                                         5                       1
----------------------------------------------------------------------------
                                                100%                    100%

                                             [PIE CHART]             [PIE CHART]
                                             ON 2/28/97              ON 8/31/96
YEARS TO MATURITY

----------------------------------------------------------------------------
                                         ON 2/28/97               ON 8/31/96
----------------------------------------------------------------------------
1-10 YEARS                                   13%                        1%
----------------------------------------------------------------------------
11-20 YEARS                                  55                        58%
----------------------------------------------------------------------------
+21 YEARS                                    32                        41
----------------------------------------------------------------------------
                                            100%                      100%

                                             [PIE CHART]             [PIE CHART]
                                             ON 2/28/97              ON 8/31/96
AVERAGE MATURITY

----------------------------------------------------------------------------
                                         ON 2/28/97               ON 8/31/96
----------------------------------------------------------------------------
                                         15.7 YEARS               16.2 YEARS
----------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

OHIO TAX-FREE INCOME FUND

Portfolio of Investments at February 28, 1997
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                       ISSUER                                                     AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------
                     Clermont County, Sewer Systems, Rev., 7.20%, to be called
                       12-01-00 @102                                               $1,000   $ 1,120
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage, Rev., 7.00%, to be
                       called 11-15-04 @102                                           600       702
                     ----------------------------------------------------------------------------------
                     Muskingum County, Franciscan Health Advisory Services, Inc.,
                       Rev., 7.50%, to be called 03-01-97 @ 102                        30        31
                     ----------------------------------------------------------------------------------
                     Northeast Ohio Regional Sewer District, Wastewater
                       Improvement, Rev., 6.50%, to be called 11-15-01 @ 101          300       330
                     ----------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--5.6%                                 2,183
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------
                     Building Auth.:
                       Administrative Building Funds Proj., Rev., 6.30%, 2011         140       148
                       Adult Correctional Building Fund Proj., Rev., 6.125%, 2012     310       324
                       James A. Rhodes State Office Tower, Rev., 6.25%, 2011          215       226
                       Juvenile Correctional Building Proj., Rev., 6.60%, 2014        200       223
                     ----------------------------------------------------------------------------------
                     Higher Education Facility:
                       Dayton University, Rev., 6.60%, 2017                           430       481
                       Dominican College, Rev., 6.625%, 2014                          600       629
                       Rev., 6.125%, 2016                                             400       396
                       University of Cincinnati, Rev., 5.125%, 2024                   500       469
                     ----------------------------------------------------------------------------------
                     Housing Finance Agency:
                       Rev., 5.85% and 6.10%, 2016 and 2028                         1,250     1,255
                       Single Family Mortgage, Rev., 7.85%, 2021                      310       329
                     ----------------------------------------------------------------------------------
                     Ohio State University, General Receipts, Rev., 5.00%, 2018       750       688
                     ----------------------------------------------------------------------------------
                     State Turnpike, Rev., 6.00%, 2007                              1,000     1,082
                     ----------------------------------------------------------------------------------
                     Akron, Sewer System., Rev., 5.90%, 2011                          385       406
                     ----------------------------------------------------------------------------------
                     Archbold Area Local School District, Gen. Oblg., 5.90%, 2016     500       516
                     ----------------------------------------------------------------------------------
                     Athens, Gen. Oblg., 6.25%, 2011                                  500       500
                     ----------------------------------------------------------------------------------
                     Avon Local School District, Gen. Oblg., 6.50%, 2015              940     1,066
                     ----------------------------------------------------------------------------------
                     Batavia Local School District, Gen. Oblg., 7.00%, 2014           500       571
                     ----------------------------------------------------------------------------------
                     Beavercreek Local School District, Gen. Oblg., 6.60%, 2015       500       573
                     ----------------------------------------------------------------------------------
                     Bowling Green State University, General Receipts, Rev.,
                       5.65%, 2011                                                    445       458
                     ----------------------------------------------------------------------------------
                     Cleveland Public Power, First Mortgage, Rev., 7.00% and
                       5.00%, 2017 and 2020                                         1,000     1,066
                     ----------------------------------------------------------------------------------
                     Cleveland, Waterworks Improvement, First Mortgage, Rev.,
                       6.25%, 2015                                                    640       677
                     ----------------------------------------------------------------------------------
                     Columbus Municipal Airport Auth., Rev., 6.00%, 2014              750       773
                     ----------------------------------------------------------------------------------
                     Crawford County, Gen. Oblg., 6.75%, 2019                         700       786
                     ----------------------------------------------------------------------------------
                     Cuyahoga County:
                       Gen. Oblg., 5.65%, 2018                                      1,000     1,022
                       Merida Health System, Rev., 6.25%, 2014                        950       976
                       Multi-Family Housing, Rev., 6.50%, 2020                      1,000     1,036
                     ----------------------------------------------------------------------------------
                     Fayette County, Gen. Oblg., 5.90%, 2013                          175       172
                     ----------------------------------------------------------------------------------
                     Franklin County:
                       Gen. Oblg., 5.30%, 2011                                        500       505
                       Local School District, Gen. Oblg., 6.50%, 2013                 500       562
                     ----------------------------------------------------------------------------------
                     Green Springs, St. Francis Healthcare, Rev., 7.00%, 2014         400       406
                     ----------------------------------------------------------------------------------
                     Highland Heights, Gen. Oblg., 6.15%, 2012                        145       150
                     ----------------------------------------------------------------------------------
                     Hillard School District, Gen. Oblg., 6.00%, 2006                 500       545
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------
                                                                                  PRINCIPAL
                       ISSUER                                                      AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------
                     Lakeview Local School District, Gen. Oblg., 6.90%, 2014       $  700   $   793
                     ----------------------------------------------------------------------------------
                     Lakota, Gen. Oblg., 7.00%, 2008                                  500       590
                     ----------------------------------------------------------------------------------
                     Lucas County, Public Improvement Water Utility, Rev., 6.05%
                       and 6.50%, 2013 and 2016                                       380       414
                     ----------------------------------------------------------------------------------
                     Marion County, United Church Homes Proj., Rev., 6.375% and
                       6.30%, 2010 and 2015                                           700       707
                     ----------------------------------------------------------------------------------
                     Napoleon, Health Care Facility, Lutheran Orphans' and Old
                       Folks' Home Society, Rev., 6.875%, 2023                        480       508
                     ----------------------------------------------------------------------------------
                     North Olmstead, Gen. Oblg., 6.20%, 2011                          700       773
                     ----------------------------------------------------------------------------------
                     North Royalton City School District, Gen. Oblg., 6.10%, 2019     500       530
                     ----------------------------------------------------------------------------------
                     Olentangy Local School District, Gen. Oblg., 5.85% and
                       6.35%, 2007 and 2017                                           550       587
                     ----------------------------------------------------------------------------------
                     Olmstead Falls School District, Gen. Oblg., 6.85%, 2011          250       283
                     ----------------------------------------------------------------------------------
                     Sandusky County, Gen. Oblg., 6.20%, 2013                         500       535
                     ----------------------------------------------------------------------------------
                     South Euclid-Lyndhurst City School District, Gen. Oblg.,
                       6.40%, 2018                                                    535       585
                     ----------------------------------------------------------------------------------
                     Springboro Community City School District, School
                       Improvement, Gen. Oblg., 6.00%, 2011                           500       543
                     ----------------------------------------------------------------------------------
                     City of Springdale, Hospital Facilities First Mortgage,
                       Southwestern Ohio
                     Seniors Services, Rev., 6.00%, 2018                              750       745
                     ----------------------------------------------------------------------------------
                     Strongsville, Gen. Oblg., 6.70%, 2011                            500       560
                     ----------------------------------------------------------------------------------
                     Toledo, Gen. Oblg., 6.10% and 6.35%, 2014 and 2025             1,250     1,349
                     ----------------------------------------------------------------------------------
                     Trumbull County Sewer Improvement, Gen. Oblg., 6.20%, 2014       500       533
                     ----------------------------------------------------------------------------------
                     Tuscarawas Valley Local School District, Gen. Oblg., 6.60%,
                       2015                                                           365       408
                     ----------------------------------------------------------------------------------
                     Wayne Local School District, Gen Oblg., 6.45% and 6.60%,
                       2011 and 2016                                                  355       404
                     ----------------------------------------------------------------------------------
                     Willoughby Industrial Development, Rev., 6.875%, 2016            575       586
                     ----------------------------------------------------------------------------------
                     Youngstown, Gen. Oblg., 6.125%, 2014                             110       116
                     ----------------------------------------------------------------------------------
                     Puerto Rico:
                       Electric Power Authority, Rev., 6.50%, 2006                    750       851
                       Facilities Financing Auth., Mennonite Gen. Hospital Proj.,
                         Rev., 6.50%, 2018                                            750       777
                       Finance Agcy., Rev., 6.00%, 2014                               250       262
                       Highway and Transportation Auth., Rev., 6.25%, 2016            750       831
                       Ports Auth., American Airlines, Inc. Proj., Rev., 6.25%,
                         2026                                                         360       371
                     ----------------------------------------------------------------------------------
                     Virgin Islands, Public Finance Auth., Matching Fund Loan,
                       Rev., 7.25%, 2018                                              225       244
                     ----------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--87.4%                                33,901
                     ----------------------------------------------------------------------------------
                     TOTAL MUNICIPAL OBLIGATIONS--93.0%
                     (Cost: $34,405)                                                         36,084
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                     MONEY MARKET INSTRUMENTS
                     Yield--3.40% to 3.50%
                     Due--March 1997
                     ----------------------------------------------------------------------------------
                     State Air Quality Development Auth., Rev.                      1,000     1,000
                     ----------------------------------------------------------------------------------
                     Other                                                          1,200     1,200
                     ----------------------------------------------------------------------------------
                     TOTAL MONEY MARKET INSTRUMENTS--5.7%
                     (Cost: $2,200)                                                           2,200
                     ----------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.7%
                     (Cost: $36,605)                                                         38,284
                     ----------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.3%                              485
                     ----------------------------------------------------------------------------------
                     NET ASSETS--100%                                                       $38,769
                     ----------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

Based on the cost of investments of $36,605,000 for federal income tax purposes at February 28, 1997, the gross unrealized appreciation was $1,687,000, the gross unrealized depreciation was $8,000 and the net unrealized appreciation on investments was $1,679,000.

See accompanying Notes to Financial Statements.

PORTFOLIO STATISTICS

KEMPER TEXAS TAX-FREE INCOME FUND

PORTFOLIO COMPOSITION*

----------------------------------------------------------------------------
                                          ON 2/28/97              ON 8/31/96
----------------------------------------------------------------------------
REVENUE BONDS                                 62%                     64%
----------------------------------------------------------------------------
GENERAL OBLIGATION BONDS                      31                      34
----------------------------------------------------------------------------
U.S. GOVERNMENT SECURED                        5                      --
----------------------------------------------------------------------------
CASH AND EQUIVALENTS                           2                       2
----------------------------------------------------------------------------
                                             100%                    100%

                                          [PIE CHART]             [PIE CHART]
                                          ON 2/28/97              ON 8/31/96
QUALITY

----------------------------------------------------------------------------
                                          ON 2/28/97              ON 8/31/96
----------------------------------------------------------------------------
AAA                                           75%                     74%
----------------------------------------------------------------------------
AA                                             8                       8
----------------------------------------------------------------------------
A                                              6                      11
----------------------------------------------------------------------------
BBB                                           11                       7
----------------------------------------------------------------------------
                                             100%                    100%

                                          [PIE CHART]             [PIE CHART]
                                          ON 2/28/97              ON 8/31/96
YEARS TO MATURITY

----------------------------------------------------------------------------
                                         ON 2/28/97                ON 8/31/96
----------------------------------------------------------------------------
1-10 YEARS                                    8%                        1%
----------------------------------------------------------------------------
11-20 YEARS                                  64                        72
----------------------------------------------------------------------------
+21 YEARS                                    28                        27
----------------------------------------------------------------------------
                                            100%                      100%

                                          [PIE CHART]             [PIE CHART]
                                          ON 2/28/97              ON 8/31/96
AVERAGE MATURITY

----------------------------------------------------------------------------
                                         ON 2/28/97                ON 8/31/96
----------------------------------------------------------------------------
                                         16.6 YEARS                14.4 YEARS
----------------------------------------------------------------------------

* Portfolio composition is subject to change.

PORTFOLIO OF INVESTMENTS

TEXAS TAX-FREE INCOME FUND

Portfolio of Investments at February 28, 1997
(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                       ISSUER                                                     AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
  AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------------------------------
                     Ector County Hospital District, Rev., 7.30%, to be called
                       04-15-02 @ 102                                              $  450   $   519
                     ----------------------------------------------------------------------------------
                     Travis County Housing Finance Corp., Gen. Oblg., 6.75%, to
                       be called 09-01-01 @ 100                                        75        82
                     ----------------------------------------------------------------------------------
                     TOTAL ADVANCE REFUNDED OBLIGATIONS--4.7%                                   601
                     ----------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------------------------------
                     Department of Housing and Community Affairs:
                       NHP Foundation, Asmara Proj. Rev., 6.40%, 2027                 150       153
                       Single Family Mortgage, Rev., 6.00%, 2017                      250       254
                     ----------------------------------------------------------------------------------
                     Housing Agcy., Single Family Mortgage, Rev., 7.15%, 2012          60        63
                     ----------------------------------------------------------------------------------
                     Public Financing Auth., Gen. Oblg., 7.00%, 2012                  221       225
                     ----------------------------------------------------------------------------------
                     State Veterans' Land, Gen. Oblg., 6.40%, 2024                    350       369
                     ----------------------------------------------------------------------------------
                     Turnpike Auth., Dallas North Tollway System, Rev., 5.00%,
                       2025                                                           150       137
                     ----------------------------------------------------------------------------------
                     Abilene Higher Education Facilities Corp., Abilene Christian
                       University Proj., Rev., 6.25%, 2011                            300       303
                     ----------------------------------------------------------------------------------
                     Austin:
                       Airport, Rev., 6.20%, 2015                                     585       611
                       Combined Utility Systems, Rev., zero coupon, 2010              600       289
                     ----------------------------------------------------------------------------------
                     Bexar County Housing Finance Dev. Corp., Multi-Family
                       Housing, Rev., 6.875%, 2012                                    250       262
                     ----------------------------------------------------------------------------------
                     Brazos River Auth., Texas Utilities Electric Company Proj.,
                       Rev., 8.125%, 2020                                             350       382
                     ----------------------------------------------------------------------------------
                     Cameron County Housing Finance Corp., Single Family
                       Mortgage, Rev., 6.75%, 2025                                    365       384
                     ----------------------------------------------------------------------------------
                     Canadian River Municipal Water Auth., Rev., 5.875%, 2016         250       255
                     ----------------------------------------------------------------------------------
                     Circle C, Utility System, District Number Three, Rev.,
                       6.50%, 2009                                                    250       270
                     ----------------------------------------------------------------------------------
                     Conroe Independent School District, Gen. Oblg., 5.25%, 2021      150       142
                     ----------------------------------------------------------------------------------
                     Corpus Christi, Utility System, Rev., 5.25%, 2013                300       295
                     ----------------------------------------------------------------------------------
                     Dallas-Fort Worth International Airport, Rev., 6.00%, 2014       125       124
                     ----------------------------------------------------------------------------------
                     Denton, Utility System, Rev., 6.50%, 2009                        150       159
                     ----------------------------------------------------------------------------------
                     Dripping Springs, Independent School District, Gen. Oblg.,
                       5.80%, 2013                                                    280       289
                     ----------------------------------------------------------------------------------
                     El Paso International Airport, Rev., 5.50%, 2009                 150       151
                     ----------------------------------------------------------------------------------
                     Fort Bend County:
                       Independent School District, Gen. Oblg., 5.00%, 2018           300       280
                       Levee Improvement District Number 2, Gen Oblg., 6.625%, 2008   200       215
                     ----------------------------------------------------------------------------------
                     Georgetown Higher Education Finance Corp., Southwestern
                       University Proj., Rev., 6.30%, 2014                            250       259
                     ----------------------------------------------------------------------------------
                     Grand Prairie, Independent School District, Gen. Oblg.,
                       5.20%, 2024                                                    200       188
                     ----------------------------------------------------------------------------------
                     Gulf Coast Waste Disposal Auth., Rev., 6.875%, 2028              250       262
                     ----------------------------------------------------------------------------------
                     Harris County:
                       Criminal Justice Center, Gen. Oblg., 7.50%, 2005               165       196
                         Health Facilities Dev. Corp., St. Luke's Episcopal
                           Hospital Proj., Rev., 6.75%, 2021                          120       129
                     Hospital District Mortgage, Rev., 7.40%, 2010                     60        72
                     Toll Road Senior Lien, Rev., 6.25%, 2015                         250       267
                     ----------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

-------------------------------------------------------------------------------------------------------
                                                                                 PRINCIPAL
                       ISSUER                                                     AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------
                     Harrison County, Hallsville Independent School District,
                       Gen. Oblg., 6.50%, 2009                                     $  150   $   166
                     ----------------------------------------------------------------------------------
                     Houston:
                       Higher Education Finance Corp., University of St. Thomas
                         Proj., Rev., 7.25%, 2007                                     300       322
                       Independent School District, Gen. Oblg., 6.30%, 2014           500       554
                       Water and Sewer System, Rev., 6.25%, 2005                      200       220
                     ----------------------------------------------------------------------------------
                     Lockhart:
                       Correctional Facilities Financing Corp., Rev., 6.625%, 2012    200       215
                       Tax and Utility System, Gen. Oblg., 5.875%, 2013               200       207
                     ----------------------------------------------------------------------------------
                     Lower Colorado River Auth., Junior Lien, Rev., 5.25%, 2015       150       149
                     ----------------------------------------------------------------------------------
                     North Central Health Facilities Dev. Corp., Presbysterian
                       Healthcare System, Rev., 6.625%, 2011                          100       106
                     ----------------------------------------------------------------------------------
                     Port Arthur, Gen. Oblg., 6.125%, 2019                            245       253
                     ----------------------------------------------------------------------------------
                     Red River Auth., Public Service Utilities Company, Rev.,
                       6.00%, 2020                                                    430       443
                     ----------------------------------------------------------------------------------
                     Socorro Independent School District, Gen. Oblg., 6.625%,
                       2013                                                            90        96
                     ----------------------------------------------------------------------------------
                     Spring Independent School District, Gen. Oblg., 6.375%, 2016     400       428
                     ----------------------------------------------------------------------------------
                     Tarrant County Health Facilities Dev. Corp., Health System,
                       Rev., 6.00%, 2024                                              200       204
                     ----------------------------------------------------------------------------------
                     Travis County Housing Finance Corp.:
                       Residential Mortgage, Senior Rev., 7.00%, 2011                 225       239
                       Single Family Mortgage, Rev., 6.75%, 2014                      130       135
                     ----------------------------------------------------------------------------------
                     Trinity River Auth., Denton Creek Wastewater System, Rev.,
                       6.45%, 2015                                                    390       421
                     ----------------------------------------------------------------------------------
                     Waco Health Facilities Dev. Corp., Hillcrest Baptist Medical
                       Center Proj., Rev., 7.125%, 2014                                90        98
                     ----------------------------------------------------------------------------------
                     Watauga City, Certificates of Obligation, Rev., 5.00%, 2016      500       472
                     ----------------------------------------------------------------------------------
                     Puerto Rico Commonwealth:
                       Gen. Oblg., 6.25%, 2013                                        150       167
                       Highway and Transportation Auth., Rev., 5.50%, 2015            150       153
                     ----------------------------------------------------------------------------------
                     TOTAL OTHER MUNICIPAL OBLIGATIONS--93.7%                                12,033
                     ----------------------------------------------------------------------------------
                     TOTAL INVESTMENTS--98.4%
                     (Cost: $12,069)                                                         12,634
                     ----------------------------------------------------------------------------------
                     CASH AND OTHER ASSETS, LESS LIABILITIES--1.6%                              203
                     ----------------------------------------------------------------------------------
                     NET ASSETS--100%                                                       $12,837
                     ----------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Based on the cost of investments of $12,069,000 for federal income tax purposes at February 28, 1997, gross unrealized appreciation was $568,000, the gross unrealized depreciation was $3,000 and the net unrealized appreciation on investments was $565,000.

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1997
(IN THOUSANDS)

                                                              CALIFORNIA   MICHIGAN    OHIO    TEXAS
-----------------------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (Cost: $972,758, $3,038, $36,605 and
$12,069, respectively)                                        $1,021,120    3,131     38,284   12,634
-----------------------------------------------------------------------------------------------------
Cash                                                                 330       --         39       60
-----------------------------------------------------------------------------------------------------
Receivable for:
  Fund shares sold                                                   206       --         10       --
-----------------------------------------------------------------------------------------------------
  Investments sold                                                14,823       --          3      144
-----------------------------------------------------------------------------------------------------
  Interest                                                        15,394       62        541      181
-----------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                               1,051,873    3,193     38,877   13,019
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
-----------------------------------------------------------------------------------------------------

Cash overdraft                                                        --        3         --       --
-----------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        1,316        3         45       16
-----------------------------------------------------------------------------------------------------
  Fund shares redeemed                                               341       --         --       --
-----------------------------------------------------------------------------------------------------
  Investments purchased                                           14,489       --          3      144
-----------------------------------------------------------------------------------------------------
  Management fee                                                     456        1         18        6
-----------------------------------------------------------------------------------------------------
  Administrative services fee                                        154       --          7        2
-----------------------------------------------------------------------------------------------------
  Distribution services fee                                           14        1          6       --
-----------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             135        1         11       --
-----------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           447        3         18       14
-----------------------------------------------------------------------------------------------------
    Total liabilities                                             17,352       12        108      182
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                    $1,034,521    3,181     38,769   12,837
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-----------------------------------------------------------------------------------------------------

Paid-in capital                                               $  993,151    3,091     37,328   12,290
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                      (6,992)      (3)      (238)     (18)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                        48,362       93      1,679      565
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                   $1,034,521    3,181     38,769   12,837
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-----------------------------------------------------------------------------------------------------

CLASS A SHARES
  Net assets applicable to shares outstanding                 $1,010,869    1,876     29,629   11,951
-----------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                               136,573      187      2,939    1,161
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets  / shares outstanding)                               $7.40    10.03      10.08    10.29
-----------------------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71% of net asset value or 4.50% of offering price)             $7.75    10.50      10.55    10.77
-----------------------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                 $   22,351    1,112      8,697      720
-----------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                                 3,016      111        863       70
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share
  (net assets / shares outstanding)                                $7.41    10.02      10.08    10.29
-----------------------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                 $    1,301      193        443      166
-----------------------------------------------------------------------------------------------------
  Shares outstanding, no par value                                   176       19         44       16
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price (subject to
  contingent deferred sales charge) per share
  (net assets / shares outstanding)                                $7.39    10.02      10.08    10.29
-----------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED FEBRUARY 28, 1997
(IN THOUSANDS)

                                                          CALIFORNIA       MICHIGAN       OHIO        TEXAS
-----------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------
Interest income                                              $30,783             88       1,068        390
-----------------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                               2,739              9         104         37
-----------------------------------------------------------------------------------------------------------
  Administrative services fee                                    859              4          40         12
-----------------------------------------------------------------------------------------------------------
  Distribution services fee                                       77              4          31          3
-----------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses         386              2          20          9
-----------------------------------------------------------------------------------------------------------
  Professional fees                                               69             --           2          1
-----------------------------------------------------------------------------------------------------------
  Reports to shareholders                                        147             --           5          2
-----------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                        42              6           9          3
-----------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                       4,319             25         211         67
-----------------------------------------------------------------------------------------------------------
Less expenses waived and absorbed by investment manager           --              1          --         --
-----------------------------------------------------------------------------------------------------------
    Total expenses after expense waiver                        4,319             24         211         67
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                        $26,464             64         857        323
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------

 Net realized gain on sales of investments
 (including options purchased)                                13,034             28         162        128
-----------------------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                 (3,155)           (11)       (222)       (51)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                       9,879             17         (60)        77
-----------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation on investments           7,949             53         722        173
-----------------------------------------------------------------------------------------------------------
Net gain on investments                                       17,828             70         662        250
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $44,292            134       1,519        573
-----------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

                                                           CALIFORNIA                       MICHIGAN
                                                   --------------------------      --------------------------
                                                    SIX MONTHS                      SIX MONTHS
                                                      ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                                   FEBRUARY 28,    AUGUST 31,      FEBRUARY 28,    AUGUST 31,
                                                       1997           1996             1997           1996
-----------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------
 Net investment income                                 $26,464        55,646             64            132
-----------------------------------------------------------------------------------------------------------------
  Net realized gain                                      9,879         7,354             17             38
-----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                  7,949           240             53             (1)
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations    44,292        63,240            134            169
-----------------------------------------------------------------------------------------------------------------
  Distribution from net investment income              (26,464)      (55,646)           (64)          (132)
-----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain on investments    (5,606)      (12,275)           (35)            --
-----------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                        (32,070)      (67,921)           (99)          (132)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                           (18,239)      (42,013)          (140)           170
-----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,017)      (46,694)          (105)           207
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------------------

Beginning of period                                  1,040,538     1,087,232          3,286          3,079
-----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                       $1,034,521     1,040,538          3,181          3,286
-----------------------------------------------------------------------------------------------------------------

                                                              OHIO                           TEXAS
                                                   --------------------------      --------------------------
                                                    SIX MONTHS                      SIX MONTHS
                                                      ENDED        YEAR ENDED         ENDED        YEAR ENDED
                                                   FEBRUARY 28,    AUGUST 31,      FEBRUARY 28,    AUGUST 31,
                                                       1997           1996             1997           1996
-----------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
-----------------------------------------------------------------------------------------------------------------
  Net investment income                                 $857          1,614              323            684
-----------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                               (60)           390               77            332
-----------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                  722            (35)             173            (18)
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations   1,519          1,969              573            998
-----------------------------------------------------------------------------------------------------------------
  Distribution from net investment income               (857)        (1,614)            (323)          (684)
-----------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain on investments    (114)            --             (326)          (358)
-----------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                         (971)        (1,614)            (649)        (1,042)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) from capital share
transactions                                           1,121          5,295             (682)        (1,238)
-----------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,669          5,650             (758)        (1,282)
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 NET ASSETS
-----------------------------------------------------------------------------------------------------------------

Beginning of period                                   37,100         31,450           13,595         14,877
-----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                        $38,769         37,100           12,837         13,595
-----------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND Kemper California Tax-Free Income Fund, Kemper Michigan Tax-Free Income Fund, Kemper Ohio Tax-Free Income Fund and Kemper Texas Tax-Free Income Fund (collectively the Funds) are four of eight investment portfolios comprising the Kemper State Tax-Free Income Series (the Trust). The remaining portfolios are Kemper Florida, Kemper New Jersey, Kemper New York and Kemper Pennsylvania Tax-Free Income Funds. The Trust is an open-end management investment company organized as a business trust under the laws of Massachusetts.

                             Each Fund offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable on certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     INVESTMENT VALUATION. Investments are stated at
                             value. Fixed income securities are valued by using market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Exchange traded financial futures and options are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes premium and original discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             EXPENSES. Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m.

NOTES TO FINANCIAL STATEMENTS

                             Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended February 28, 1997.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and records a daily dividend equal to its net investment income for that day, to holders of shares for which payment has been received. Income dividends are distributed monthly. Net realized capital gains, if any, will be distributed at least annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. The Trust has a management
                             agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and each Fund pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. Management fees paid for the six months ended February 28, 1997 are as follows:

                             California                           $2,739,000
                             Michigan                                  9,000
                             Ohio                                    104,000
                             Texas                                    37,000

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Trust has an underwriting and distribution services agreement with Kemper Distributors, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of each Fund's Class A shares for the six months ended February 28, 1997 are as follows:

                                                     COMMISSIONS              COMMISSIONS
                                                   RETAINED BY KDI      ALLOWED BY KDI TO FIRMS
                                                   ---------------      -----------------------
                             California               $ 68,000                  425,000
                             Michigan                       --                    1,000
                             Ohio                        5,000                   27,000
                             Texas                       1,000                    3,000

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares of each Fund. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of each Fund's Class B and Class C shares and the CDSC received in

NOTES TO FINANCIAL STATEMENTS

                             connection with the redemption of such shares for the six months ended February 28, 1997 are as follows:

                                                   DISTRIBUTION           COMMISSIONS AND
                                                   FEES AND CDSC         DISTRIBUTION FEES
                                                  RECEIVED BY KDI       PAID BY KDI TO FIRMS
                                                  ---------------       --------------------
                             California              $103,000                 210,000
                             Michigan                   5,000                   2,000
                             Ohio                      43,000                  68,000
                             Texas                      3,000                   9,000

                             ADMINISTRATIVE SERVICES AGREEMENT. The Trust has an administrative services agreement with KDI. For providing information and administrative services to shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various arrangements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the six months ended February 28, 1997 are as follows:

                                                          ASF                 ASF
                                                      PAID BY THE           PAID BY
                                                      FUND TO KDI         KDI TO FIRMS
                                                      -----------         ------------
                             California                $859,000             861,000
                             Michigan                     4,000               4,000
                             Ohio                        40,000              42,000
                             Texas                       12,000              13,000

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the Trust. Under the agreement, for the six months ended February 28, 1997, KSvC received shareholder services fees as follows:

                                                             SHAREHOLDERS SERVICES FEES
                                                                  REMITTED TO KSVC
                                                             --------------------------
                             California                               $191,000
                             Michigan                                    1,000
                             Ohio                                       10,000
                             Texas                                       4,000

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of ZKI. For the six months ended February 28, 1997, the Funds made no payments to its officers and incurred trustees' fees aggregating $16,000 to independent trustees.

                             OPERATING EXPENSE WAIVER. ZKI has agreed to waive certain operating expenses of the Michigan Fund beginning in December 1996. Under this arrangement, ZKI waived expenses of $1,000 during the six months ended February 28, 1997.

NOTES TO FINANCIAL STATEMENTS

4    INVESTMENT
     TRANSACTIONS            For the six months ended February 28, 1997,
                             investment transactions (excluding short-term instruments) are as follows (in thousands):

                                                         CALIFORNIA    MICHIGAN     OHIO     TEXAS
                                                         ----------    --------    ------    -----
                             Purchases                    $408,163      1,377      12,101    7,125
                             Proceeds from sales           445,340      1,582      13,209    8,123

--------------------------------------------------------------------------------

5    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                                  SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                                                 FEBRUARY 28, 1997                        1996
                                                               ----------------------          ------------------------
                                             CALIFORNIA        SHARES         AMOUNT           SHARES           AMOUNT
                                        -------------------------------------------------------------------------------
                                         SHARES SOLD
                                         Class A                 7,690       $ 57,212            10,345       $  76,744
                                        -------------------------------------------------------------------------------
                                         Class B                   833          6,194             1,285           9,551
                                        -------------------------------------------------------------------------------
                                         Class C                    59            440               105             778
                                        -------------------------------------------------------------------------------

                                        -------------------------------------------------------------------------------
                                         SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                         Class A                 2,508         18,582             5,338          39,708
                                        -------------------------------------------------------------------------------
                                         Class B                    42            315                59             440
                                        -------------------------------------------------------------------------------
                                         Class C                     4             27                 4              26
                                        -------------------------------------------------------------------------------

                                        -------------------------------------------------------------------------------
                                         SHARES REDEEMED
                                         Class A               (13,370)       (99,147)          (22,338)       (165,506)
                                        -------------------------------------------------------------------------------
                                         Class B                  (247)        (1,833)             (473)         (3,516)
                                        -------------------------------------------------------------------------------
                                         Class C                    (4)           (29)              (32)           (238)
                                        -------------------------------------------------------------------------------

                                        -------------------------------------------------------------------------------
                                         CONVERSION OF SHARES
                                         Class A                     6             50                63             472
                                        -------------------------------------------------------------------------------
                                         Class B                    (7)           (50)              (63)           (472)
                                        -------------------------------------------------------------------------------
                                         NET DECREASE FROM CAPITAL
                                         SHARE TRANSACTIONS                  $(18,239)                        $ (42,013)
                                        -------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                  SIX MONTHS ENDED                YEAR ENDED
                                                                  FEBRUARY 28, 1997             AUGUST 31, 1996
                                                                 -------------------         ----------------------
                                               MICHIGAN          SHARES       AMOUNT         SHARES         AMOUNT
                                       ----------------------------------------------------------------------------
                                        SHARES SOLD
                                       ----------------------------------------------------------------------------
                                        Class A                    16         $ 157             112         $1,127
                                       ----------------------------------------------------------------------------
                                        Class B                     2            23              40            403
                                       ----------------------------------------------------------------------------
                                        Class C                    17           175              12            125
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ----------------------------------------------------------------------------
                                        Class A                     5            49               7             65
                                       ----------------------------------------------------------------------------
                                        Class B                     3            25               3             29
                                       ----------------------------------------------------------------------------
                                        Class C                     1             3               1             10
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       ----------------------------------------------------------------------------
                                        Class A                   (50)         (496)            (76)          (754)
                                       ----------------------------------------------------------------------------
                                        Class B                    (3)          (26)            (21)          (210)
                                       ----------------------------------------------------------------------------
                                        Class C                    (5)          (50)            (62)          (625)
                                       ----------------------------------------------------------------------------
                                        NET INCREASE (DECREASE)
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS                          $(140)                        $  170
                                       ----------------------------------------------------------------------------

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  FEBRUARY 28, 1997               AUGUST 31, 1996
                                                                 --------------------           -------------------
                                                 OHIO            SHARES       AMOUNT            SHARES       AMOUNT
                                       ----------------------------------------------------------------------------
                                        SHARES SOLD
                                       ----------------------------------------------------------------------------
                                        Class A                    175         1,767              655        $6,545
                                       ----------------------------------------------------------------------------
                                        Class B                    166         1,669              292         2,917
                                       ----------------------------------------------------------------------------
                                        Class C                     17           179               15           149
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ----------------------------------------------------------------------------
                                        Class A                     51           508               86           845
                                       ----------------------------------------------------------------------------
                                        Class B                     12           119               16           162
                                       ----------------------------------------------------------------------------
                                        Class C                      1             7                1             9
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       ----------------------------------------------------------------------------
                                        Class A                   (256)       (2,573)            (440)       (4,363)
                                       ----------------------------------------------------------------------------
                                        Class B                    (53)         (533)             (93)         (922)
                                       ----------------------------------------------------------------------------
                                        Class C                     (2)          (22)              (5)          (47)
                                       ----------------------------------------------------------------------------

                                       ----------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                       ----------------------------------------------------------------------------
                                        Class A                     --            --                1             8
                                       ----------------------------------------------------------------------------
                                        Class B                     --            --               (1)           (8)
                                       ----------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE
                                        TRANSACTIONS                          $1,121                         $5,295
                                       ----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                         SIX MONTHS ENDED                 YEAR ENDED
                                                        FEBRUARY 28, 1997              AUGUST 31, 1996
                                                       --------------------         ---------------------
                                      TEXAS            SHARES       AMOUNT          SHARES         AMOUNT
                             ----------------------------------------------------------------------------
                              SHARES SOLD
                             ----------------------------------------------------------------------------
                              Class A                     17        $  177               87        $  912
                             ----------------------------------------------------------------------------
                              Class B                     34           347               14           150
                             ----------------------------------------------------------------------------
                              Class C                     --            --               --            --
                             ----------------------------------------------------------------------------

                             ----------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                             ----------------------------------------------------------------------------
                              Class A                     41           431               64           666
                             ----------------------------------------------------------------------------
                              Class B                      1            11                1             9
                             ----------------------------------------------------------------------------
                              Class C                      1             8                1            11
                             ----------------------------------------------------------------------------

                             ----------------------------------------------------------------------------
                              SHARES REDEEMED
                             ----------------------------------------------------------------------------
                              Class A                   (159)       (1,656)            (263)       (2,779)
                             ----------------------------------------------------------------------------
                              Class B                     --            --              (15)         (151)
                             ----------------------------------------------------------------------------
                              Class C                     --            --               (5)          (56)
                             ----------------------------------------------------------------------------
                              NET DECREASE FROM CAPITAL
                              SHARE TRANSACTIONS                    $ (682)                       $(1,238)
                             ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
6    FINANCIAL FUTURES
     CONTRACTS               The Funds have entered into exchange traded
                             financial futures contracts on U.S. Treasury securities in order to help protect themselves from anticipated market conditions and, as such, bear the risk that arises from entering into these contracts.

                             At the time a Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At February 28, 1997, the market values of assets pledged by the Funds to cover margin requirements for open futures positions were $6,054,000, $14,000, $416,000 and
                             $117,000 for the California, Michigan, Ohio and Texas Funds, respectively. The Funds also had liquid securities in their portfolios in excess of the face amount of the following short Treasury Bond futures open at February 28, 1997:

                                                                       EXPIRATION   GAIN AT
                             FUND                        FACE AMOUNT     MONTH      2/28/97
                             ----------------------------------------------------------------
                             California                  $33,398,000    Mar '97     $681,000
                                                          16,455,000    June '97          --
                             ---------------------------------------------------------------
                             Michigan                        226,000    Mar '97        5,000
                                                             110,000    June '97          --
                             ---------------------------------------------------------------
                             Ohio                          1,585,000    Mar '97       32,000
                                                             442,000    June '97          --
                             ---------------------------------------------------------------
                             Texas                           453,000    Mar '97        9,000
                                                             331,000    June '97          --
                             ---------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                   -------------------------------------------------
                                                                       CLASS A
                                                   -------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED
                                                    FEBRUARY 28,       YEAR ENDED AUGUST 31,
                    CALIFORNIA                          1997       1996    1995    1994    1993
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $7.31        7.35    7.22    8.01    7.57
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  .19         .39     .39     .39     .44
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                .13         .04     .17    (.44)    .53
----------------------------------------------------------------------------------------------------
Total from investment operations                         .32         .43     .56    (.05)    .97
----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                .19         .39     .39     .39     .44
----------------------------------------------------------------------------------------------------
  Distribution from net realized gain                    .04         .08     .04     .35     .09
----------------------------------------------------------------------------------------------------
Total dividends                                          .23         .47     .43     .74     .53
----------------------------------------------------------------------------------------------------
Net asset value, end of period                         $7.40        7.31    7.35    7.22    8.01
----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           4.37%       5.92    8.13    (.74)  13.21
----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Expenses                                                 .81%        .78     .74     .74     .63
----------------------------------------------------------------------------------------------------
Net investment income                                   5.10%       5.18    5.53    5.30    5.68
----------------------------------------------------------------------------------------------------

                                    --------------------------------------  -----------------------------------------
                                                   CLASS B                                     CLASS C
                                    --------------------------------------  -----------------------------------------
                                    SIX MONTHS       YEAR         MAY 31      SIX MONTHS        YEAR         MAY 31
                                      ENDED          ENDED          TO          ENDED          ENDED           TO
                                   FEBRUARY 28,   AUGUST 31,    AUGUST 31,   FEBRUARY 28,    AUGUST 31,    AUGUST 31,
                                       1997       1996   1995      1994          1997       1996    1995      1994
--------------------------------------------------------------------------  -----------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------  -----------------------------------------
Net asset value, beginning of
period                                $7.32       7.35    7.22      7.23          7.31       7.34    7.22       7.23
--------------------------------------------------------------------------  -----------------------------------------
Income from investment
operations:
  Net investment income                 .16        .32     .33       .08           .16        .32     .33        .08
--------------------------------------------------------------------------  -----------------------------------------
  Net realized and unrealized
  gain (loss)                           .13        .05     .17      (.01)          .12        .05     .16       (.01)
--------------------------------------------------------------------------  -----------------------------------------
Total from investment operations        .29        .37     .50       .07           .28        .37     .49        .07
--------------------------------------------------------------------------  -----------------------------------------
Less dividends:
  Distribution from net
  investment income                     .16        .32     .33       .08           .16        .32     .33        .08
--------------------------------------------------------------------------  -----------------------------------------
  Distribution from net realized
  gain                                  .04        .08     .04        --           .04        .08     .04         --
--------------------------------------------------------------------------  -----------------------------------------
Total dividends                         .20        .40     .37       .08           .20        .40     .37        .08
--------------------------------------------------------------------------  -----------------------------------------
Net asset value, end of period        $7.41       7.32    7.35      7.22          7.39       7.31    7.34       7.22
--------------------------------------------------------------------------  -----------------------------------------
TOTAL RETURN (NOT ANNUALIZED)          3.93%      5.16    7.17      1.05          3.80       5.15    7.08        .96
--------------------------------------------------------------------------  -----------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
--------------------------------------------------------------------------  -----------------------------------------
Expenses                               1.64%      1.63    1.60      1.60          1.62       1.64    1.56       1.56
--------------------------------------------------------------------------  -----------------------------------------
Net investment income                  4.27%      4.33    4.67      4.48          4.29       4.32    4.71       4.76
--------------------------------------------------------------------------  -----------------------------------------


-----------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED
                                                 FEBRUARY 28,               YEAR ENDED AUGUST 31,
                                                     1997         1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)        $1,034,521    1,040,538   1,087,232   1,168,449   1,331,377
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                      80%         100          69          37          59
-----------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                        ------------------------------------------
                                                         CLASS A
                                        ------------------------------------------
                                         SIX MONTHS                  MARCH 15
                                           ENDED       YEAR ENDED       TO
                                        FEBRUARY 28,   AUGUST 31,   AUGUST 31,
                MICHIGAN                    1997          1996         1995
----------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------
Net asset value, beginning of period       $ 9.92         9.76         9.50
----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       .21          .44          .22
----------------------------------------------------------------------------------
  Net realized and unrealized gain            .22          .16          .26
----------------------------------------------------------------------------------
Total from investment operations              .43          .60          .48
----------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment
  income                                      .21          .44          .22
----------------------------------------------------------------------------------
  Distribution from net realized gain         .11           --           --
----------------------------------------------------------------------------------
Total dividends                               .32          .44          .22
----------------------------------------------------------------------------------
Net asset value, end of period             $10.03         9.92         9.76
----------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                4.30%        6.19         5.00
----------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------
Expenses absorbed by the Fund                1.27%        1.21          .41
----------------------------------------------------------------------------------
Net investment income                        4.20%        4.36         4.82
----------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------
Expenses                                     1.44%        1.53          .96
----------------------------------------------------------------------------------
Net investment income                        4.03%        4.04         4.27
----------------------------------------------------------------------------------

                                        --------------------------------------   ---------------------------------------
                                                       CLASS B                                    CLASS C
                                        --------------------------------------   ---------------------------------------
                                         SIX MONTHS                  MARCH 15     SIX MONTHS                  MARCH 15
                                           ENDED       YEAR ENDED       TO          ENDED       YEAR ENDED       TO
                                        FEBRUARY 28,   AUGUST 31,   AUGUST 31,   FEBRUARY 28,   AUGUST 31,   AUGUST 31,
                                            1997          1996         1995          1997          1996         1995
------------------------------------------------------------------------------   ---------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------   ---------------------------------------
Net asset value, beginning of period       $ 9.91         9.77         9.50          9.91             9.76         9.50
------------------------------------------------------------------------------   ---------------------------------------
Income from investment operations:
  Net investment income                       .17          .36          .18           .17              .37          .18
------------------------------------------------------------------------------   ---------------------------------------
  Net realized and unrealized gain            .22          .14          .27           .22              .15          .26
------------------------------------------------------------------------------   ---------------------------------------
Total from investment operations              .39          .50          .45           .39              .52          .44
------------------------------------------------------------------------------   ---------------------------------------
Less dividends:
  Distribution from net investment income     .17          .36          .18           .17              .37          .18
------------------------------------------------------------------------------   ---------------------------------------
  Distribution from net realized gain         .11           --           --           .11               --           --
------------------------------------------------------------------------------   ---------------------------------------
Total dividends                               .28          .36          .18           .28              .37          .18
------------------------------------------------------------------------------   ---------------------------------------
Net asset value, end of period             $10.02         9.91         9.77         10.02             9.91         9.76
-----------------------------------------------------------------------------    ---------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                3.93%        5.19         4.72          3.91             5.36         4.63
------------------------------------------------------------------------------   ---------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------   ---------------------------------------
Expenses absorbed by the Fund                1.99%        1.94         1.21          1.86             1.64         1.21
------------------------------------------------------------------------------   ---------------------------------------
Net investment income                        3.48%        3.63         4.02          3.61             3.93         4.02
------------------------------------------------------------------------------   ---------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------   ---------------------------------------
Expenses                                     2.16%        2.26         1.76          2.03             1.96         1.76
------------------------------------------------------------------------------   ---------------------------------------
Net investment income                        3.31%        3.31         3.47          3.44             3.61         3.47
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
------------------------------------------------------------------------------------------------------------------------
                                                                SIX MONTHS            YEAR            MARCH 15
                                                                  ENDED              ENDED               TO
                                                               FEBRUARY 28,        AUGUST 31,        AUGUST 31,
                                                                   1997               1996              1995
------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)                        $3,181             3,286            3,079
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                  89%              135              161
------------------------------------------------------------------------------------------------------------------------

NOTE FOR MICHIGAN FUND:
ZKI agreed to waive the management fee of the Michigan Fund from its inception, March 15, 1995, through September 15, 1995. Thereafter, the management fee was gradually reinstated through September 15, 1996. Additionally, beginning in December 1996 ZKI agreed to waive certain operating expenses of the Fund. "Other ratios to average net assets" are computed without expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                             -------------------------------------------------------
                                                                     Class A
                                             -------------------------------------------------------
                                               SIX MONTHS    YEAR ENDED AUGUST        MARCH 22
                                                 ENDED              31,                  TO
                                              FEBRUARY 28,   ------------------      AUGUST 31,
                     OHIO                         1997       1996   1995   1994         1993
----------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $9.93      9.81   9.56   9.98         9.50
----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             .24       .48    .50    .53          .24
----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)           .18       .12    .25   (.41)         .48
----------------------------------------------------------------------------------------------------
Total from investment operations                    .42       .60    .75    .12          .72
----------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income           .24       .48    .50    .53          .24
----------------------------------------------------------------------------------------------------
  Distribution from net realized gain               .03        --     --    .01           --
----------------------------------------------------------------------------------------------------
Total dividends                                     .27       .48    .50    .54          .24
----------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.08      9.93   9.81   9.56         9.98
----------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                      4.20%     6.16   8.20   1.23         7.54
----------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                       .93%      .91    .63    .02           --
----------------------------------------------------------------------------------------------------
Net investment income                              4.68%     4.78   5.27   5.44         5.21
----------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------
Expenses                                            .93%      .91    .83    .82          .86
----------------------------------------------------------------------------------------------------
Net investment income                              4.68%     4.78   5.07   4.64         4.36
----------------------------------------------------------------------------------------------------

                                             -------------------------------------    --------------------------------------
                                                            CLASS B                                     CLASS C
                                             -------------------------------------    --------------------------------------
                                             SIX MONTHS       YEAR         MAY 31      SIX MONTHS       YEAR         MAY 31
                                               ENDED          ENDED          TO          ENDED          ENDED          TO
                                            FEBRUARY 28,   AUGUST 31,    AUGUST 31,   FEBRUARY 28,   AUGUST 31,    AUGUST 31,
                                                1997       1996   1995      1994          1997       1996   1995      1994
----------------------------------------------------------------------------------    --------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------    --------------------------------------
Net asset value, beginning of period            $9.93      9.81   9.56      9.54           9.93      9.81   9.56      9.54
----------------------------------------------------------------------------------    --------------------------------------
Income from investment operations:
  Net investment income                           .19       .39    .44       .14            .20       .39    .44       .14
----------------------------------------------------------------------------------    --------------------------------------
  Net realized and unrealized gain                .18       .12    .25       .02            .18       .12    .25       .02
----------------------------------------------------------------------------------    --------------------------------------
Total from investment operations                  .37       .51    .69       .16            .38       .51    .69       .16
----------------------------------------------------------------------------------    --------------------------------------
Less dividends:
  Distribution from net investment income         .19       .39    .44       .14            .20       .39    .44       .14
----------------------------------------------------------------------------------    --------------------------------------
  Distribution from net realized gain             .03        --     --        --            .03        --     --        --
----------------------------------------------------------------------------------    --------------------------------------
Total dividends                                   .22       .39    .44       .14            .23       .39    .44       .14
----------------------------------------------------------------------------------    --------------------------------------
Net asset value, end of period                 $10.08      9.93   9.81      9.56          10.08      9.93   9.81      9.56
----------------------------------------------------------------------------------    --------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                    3.78%     5.30   7.57      1.55           3.80      5.28   7.56      1.55
----------------------------------------------------------------------------------    --------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------    --------------------------------------
Expenses absorbed by the Fund                    1.72%     1.73   1.32       .22           1.70      1.74   1.27       .21
----------------------------------------------------------------------------------    --------------------------------------
Net investment income                            3.89%     3.96   4.58      4.72           3.91      3.95   4.63      5.04
----------------------------------------------------------------------------------    --------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------    --------------------------------------
Expenses                                         1.72%     1.73   1.75      1.72           1.70      1.74   1.69      1.67
----------------------------------------------------------------------------------    --------------------------------------
Net investment income                            3.89%     3.96   4.15      3.22           3.91      3.95   4.21      3.58
----------------------------------------------------------------------------------    --------------------------------------

--------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
--------------------------------------------------------------------------------------------------------
                                                SIX MONTHS                                MARCH 22
                                                  ENDED        YEAR ENDED AUGUST 31,         TO
                                               FEBRUARY 28,   ------------------------   AUGUST 31,
                                                   1997        1996     1995     1994       1993
--------------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)       $38,769      37,100   31,450   23,769     15,530
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                  68%         86       90      103         17
--------------------------------------------------------------------------------------------------------

NOTE FOR OHIO FUND:

Certain expenses of the Ohio Fund were waived or absorbed by ZKI from March 22, 1993 through June 30, 1994. Thereafter, these expenses were gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without expense waiver or absorption.

FINANCIAL HIGHLIGHTS

                                                    -------------------------------------------------------------------
                                                                                 Class A
                                                    -------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED
                                                     FEBRUARY 28,                 YEAR ENDED AUGUST 31,
                       TEXAS                             1997          1996       1995       1994          1993
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $10.36         10.42      10.14      10.69          9.95
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    .25           .51        .54        .56           .60
-----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                  .19           .21        .36       (.42)          .74
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .44           .72        .90        .14          1.34
-----------------------------------------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income                  .25           .51        .54        .56           .60
-----------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                      .26           .27        .08        .13            --
-----------------------------------------------------------------------------------------------------------------------
Total dividends                                            .51           .78        .62        .69           .60
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.29         10.36      10.42      10.14         10.69
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                             4.33%         7.04       9.28       1.28         13.89
-----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------------
Expenses absorbed by the Fund                              .95%          .92        .70        .36           .08
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                     4.89%         4.88       5.37       5.38          5.79
-----------------------------------------------------------------------------------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------------------------------
Expenses                                                   .95%          .92        .89        .90           .79
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                     4.89%         4.88       5.18       4.82          5.08
-----------------------------------------------------------------------------------------------------------------------

                                     -----------------------------------------    ------------------------------------------
                                                      CLASS B                                       CLASS C
                                     -----------------------------------------    ------------------------------------------
                                      SIX MONTHS        YEAR          MAY 31      SIX MONTHS        YEAR          MAY 31
                                        ENDED           ENDED           TO          ENDED           ENDED           TO
                                     FEBRUARY 28,    AUGUST 31,     AUGUST 31,   FEBRUARY 28,    AUGUST 31,     AUGUST 31,
                                         1997       1996    1995       1994          1997       1996    1995       1994
------------------------------------------------------------------------------    ------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------    ------------------------------------------
Net asset value, beginning of period    $10.36      10.42   10.15     10.17          10.36      10.42   10.15     10.17
------------------------------------------------------------------------------    ------------------------------------------
Income from investment operations:
  Net investment income                    .21        .42     .45       .12            .21        .42     .46       .12
------------------------------------------------------------------------------    ------------------------------------------
  Net realized and unrealized gain
  (loss)                                   .19        .21     .35      (.02)           .19        .21     .35      (.02)
------------------------------------------------------------------------------    ------------------------------------------
Total from investment operations           .40        .63     .80       .10            .40        .63     .81       .10
------------------------------------------------------------------------------    ------------------------------------------
Less dividends:
  Distribution from net investment income  .21        .42     .45       .12            .21        .42     .46       .12
------------------------------------------------------------------------------    ------------------------------------------
  Distribution from net realized gain      .26        .27     .08        --            .26        .27     .08        --
------------------------------------------------------------------------------    ------------------------------------------
Total dividends                            .47        .69     .53       .12            .47        .69     .54       .12
------------------------------------------------------------------------------    ------------------------------------------
Net asset value, end of period          $10.29      10.36   10.42     10.15          10.29      10.36   10.42     10.15
------------------------------------------------------------------------------    ------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)             3.91%      6.11    8.16       .92           3.92       6.13    8.27       .88
------------------------------------------------------------------------------    ------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------    ------------------------------------------
Expenses absorbed by the Fund             1.76%      1.79    1.54      1.24           1.75       1.76    1.50      1.23
------------------------------------------------------------------------------    ------------------------------------------
Net investment income                     4.08%      4.01    4.53      4.44           4.09       4.04    4.57      3.96
------------------------------------------------------------------------------    ------------------------------------------
 OTHER RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
------------------------------------------------------------------------------    ------------------------------------------
Expenses                                  1.76%      1.79    1.73      1.78           1.75       1.76    1.69      1.77
------------------------------------------------------------------------------    ------------------------------------------
Net investment income                     4.08%      4.01    4.34      3.90           4.09       4.04    4.38      3.42
------------------------------------------------------------------------------    ------------------------------------------

----------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
----------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                  ENDED               YEAR ENDED AUGUST 31,
                                               FEBRUARY 28,   -------------------------------------
                                                   1997        1996     1995     1994     1993
---------------------------------------------------------------------------------------------------
Net assets at end of period (in thousands)       $12,837      13,595   14,877   15,409   12,341
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                 110%        112       75       58       47
---------------------------------------------------------------------------------------------------

NOTE FOR TEXAS FUND:
Certain expenses of the Texas Fund were waived or absorbed by ZKI from November 1, 1991 through December 31, 1993. Thereafter, expenses (excluding the management fee) were gradually reinstated through October 1, 1993 and the management fee was gradually reinstated through June 30, 1995. "Other ratios to average net assets" are computed without expense waiver or absorption.

NOTE FOR ALL FUNDS: Total return does not reflect the effect of sales charges.

TRUSTEES AND OFFICERS

TRUSTEES                     OFFICERS

STEPHEN B. TIMBERS           J. PATRICK BEIMFORD, JR.
President and Trustee        Vice President

DAVID W. BELIN               CHARLES R. MANZONI, JR.
Trustee                      Vice President

LEWIS A. BURNHAM             CHRISTOPHER J. MIER
Trustee                      Vice President

DONALD L. DUNAWAY            JOHN E. NEAL
Trustee                      Vice President

ROBERT B. HOFFMAN            PHILIP J. COLLORA
Trustee                      Vice President and
                             Secretary
DONALD R. JONES
Trustee                      JEROME L. DUFFY
                             Treasurer
DOMINIQUE P. MORAX
Trustee                      ELIZABETH C. WERTH
                             Assistant Secretary
SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

--------------------------------------------------------------------------------
LEGAL COUNSEL                   VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                222 North LaSalle Street
                                Chicago, IL 60601

--------------------------------------------------------------------------------
SHAREHOLDER SERVICE AGENT       ZURICH KEMPER SERVICE COMPANY
                                P.O. Box 419557
                                Kansas City, MO 64141
                                (800) 621-1048

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT    INVESTORS FIDUCIARY TRUST COMPANY
                                127 West 10th Street
                                Kansas City, MO 64105

--------------------------------------------------------------------------------
INVESTMENT MANAGER              ZURICH KEMPER INVESTMENTS, INC.

PRINCIPAL UNDERWRITER           ZURICH KEMPER DISTRIBUTORS, INC.
                                222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

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KSTIS - 3 (4/97)   1030830
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